UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21595

 NAME OF REGISTRANT:                     Cohen & Steers Worldwide
                                         Realty Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


Cohen & Steers Worldwide Realty Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMP NZ OFFICE TRUST                                                                         Agenda Number:  701390243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0344R107
    Meeting Type:  AGM
    Meeting Date:  01-Nov-2007
          Ticker:
            ISIN:  NZAPTE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Review the 2007 financial year and include a              Non-Voting    No vote
       presentation on New Zealand's Commercial Office
       Markets and AMP NZ Offices Trust's Position




--------------------------------------------------------------------------------------------------------------------------
 APARTMENT INVESTMENT AND MANAGEMENT CO.                                                     Agenda Number:  932823556
--------------------------------------------------------------------------------------------------------------------------
        Security:  03748R101
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2008
          Ticker:  AIV
            ISIN:  US03748R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES N. BAILEY                                           Mgmt          For                            For
       TERRY CONSIDINE                                           Mgmt          For                            For
       RICHARD S. ELLWOOD                                        Mgmt          For                            For
       THOMAS L. KELTNER                                         Mgmt          For                            For
       J. LANDIS MARTIN                                          Mgmt          For                            For
       ROBERT A. MILLER                                          Mgmt          For                            For
       THOMAS L. RHODES                                          Mgmt          For                            For
       MICHAEL A. STEIN                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP,             Mgmt          For                            For
       TO SERVE AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 BIOMED REALTY TRUST, INC.                                                                   Agenda Number:  932882409
--------------------------------------------------------------------------------------------------------------------------
        Security:  09063H107
    Meeting Type:  Annual
    Meeting Date:  21-May-2008
          Ticker:  BMR
            ISIN:  US09063H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALAN D. GOLD                                              Mgmt          For                            For
       BARBARA R. CAMBON                                         Mgmt          For                            For
       EDWARD A. DENNIS PH.D.                                    Mgmt          For                            For
       RICHARD I. GILCHRIST                                      Mgmt          For                            For
       GARY A. KREITZER                                          Mgmt          For                            For
       THEODORE D. ROTH                                          Mgmt          For                            For
       M. FAYE WILSON                                            Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF KPMG LLP AS              Mgmt          For                            For
       THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 BOSTON PROPERTIES, INC.                                                                     Agenda Number:  932851632
--------------------------------------------------------------------------------------------------------------------------
        Security:  101121101
    Meeting Type:  Annual
    Meeting Date:  12-May-2008
          Ticker:  BXP
            ISIN:  US1011211018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAWRENCE S. BACOW                                         Mgmt          Withheld                       Against
       ZOE BAIRD                                                 Mgmt          Withheld                       Against
       ALAN J. PATRICOF                                          Mgmt          Withheld                       Against
       MARTIN TURCHIN                                            Mgmt          Withheld                       Against

02     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS LLP AS BOSTON PROPERTIES,
       INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.

03     TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL           Shr           For                            Against
       CONCERNING THE ANNUAL ELECTION OF DIRECTORS,
       IF PROPERLY PRESENTED AT THE ANNUAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BRE PROPERTIES, INC.                                                                        Agenda Number:  932841934
--------------------------------------------------------------------------------------------------------------------------
        Security:  05564E106
    Meeting Type:  Annual
    Meeting Date:  15-May-2008
          Ticker:  BRE
            ISIN:  US05564E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAULA F. DOWNEY                                           Mgmt          For                            For
       ROBERT A. FIDDAMAN                                        Mgmt          For                            For
       IRVING F. LYONS III                                       Mgmt          For                            For
       EDWARD E. MACE                                            Mgmt          For                            For
       CHRISTOPHER J. MCGURK                                     Mgmt          For                            For
       MATTHEW T. MEDEIROS                                       Mgmt          For                            For
       CONSTANCE B. MOORE                                        Mgmt          For                            For
       JEANNE R. MYERSON                                         Mgmt          For                            For
       THOMAS E. ROBINSON                                        Mgmt          For                            For

02     APPROVE THE AMENDED AND RESTATED 1999 BRE STOCK           Mgmt          For                            For
       INCENTIVE PLAN TO, AMONG OTHER THINGS, EXTEND
       THE TERM OF THE 1999 BRE STOCK INCENTIVE PLAN,
       AS PREVIOUSLY AMENDED, FOR 10 YEARS AND TO
       INCREASE THE MAXIMUM NUMBER OF SHARES RESERVED
       FOR ISSUANCE AT ANY TIME THEREAFTER FROM 3,500,000
       SHARES TO 4,500,000.

03     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701306311
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2007
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.     Re-elect Mr. Robert Bowden as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Colin Cowdery as a Director                  Mgmt          For                            For

5.     Re-elect Mr. John Travers as a Director                   Mgmt          Against                        Against

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the remuneration report                           Mgmt          For                            For

9.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 14 JUL 2006 pursuant to Section 80 of the
       Companies Act 1985

S.10   Approve to waive the pre-emption rights held              Mgmt          For                            For
       by existing shareholders which attach to future
       issue for cash of equity securities of Company
       by virtue of Section 89 of the Companies Act
       1985

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       to enable the Company to take advantage of
       new provisions in the Companies Act 2006 enabling
       communications by electronic means between
       the Company and its shareholders, including
       by way of a website

13.    Approve [as required by the Disclosure & Transparency     Mgmt          For                            For
       Rules] the Company using electronic means to
       communicate with its shareholders

14.    Amend The British Land Company Long Term Incentive        Mgmt          For                            For
       Plan [the LTIP]




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701403204
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2007
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, for the acquisition [the              Mgmt          For                            For
       "Acquisition"] of the Property known as Wilkie
       Edge [as specified in the circular dated 05
       NOV 2007 issued by CapitaCommercial Trust Management
       Limited, as Manager of CCT [the "CCT Manager"],
       to unitholders of CCT [the "Circular"]] from
       CapitaLand Selegie Private Limited ["CSPL']
       for a purchase consideration of SGD 182.7 million
       or [in the event that The Ascott Group Limited
       fails to obtain the approval of its shareholders
       for the Lease [as specified] of the Serviced
       Apartments Component [as specified] or the
       agreement for lease dated 29 AUG 2007 [the
       "Agreement for Lease"] made between the Trustee
       [as specified], CSPL and Ascott Scotts Pte
       Ltd ["ASPL"] is annulled or terminated or deemed
       annulled or terminated pursuant to the provisions
       thereof thereby resulting in the Trustee ceasing
       to be obliged to enter into the Lease] SGD
       262.0 million, on the terms and conditions
       set out in the sale and purchase agreement
       dated 20 JUL 2007 [the "Sale and Purchase Agreement"]
       made between HSBC Institutional Trust Services
       [Singapore] Limited, in its capacity as trustee
       of CCT [the "Trustee"] and CSPL; the grant
       of an option [the "Option"] to CSPL to require
       the Trustee to enter into an agreement for
       lease to facilitate the grant of a lease [the
       "Lease"] of the serviced apartments component
       of the Property [comprising 154 serviced apartment
       units of approximately 7,751 sq m of net lettable
       area] [the "Serviced Apartments Component"],
       to a party nominated by CSPL, and the Trustee's
       entry into the Agreement for Lease and the
       Trustee's grant of the Lease on the terms and
       conditions set forth in the Agreement for Lease
       and the Lease respectively, in favour of ASPL,
       pursuant to the terms of the Sale and Purchase
       Agreement and authorize the CCT Manager, any
       Director of the CCT Manager and the Trustee
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the CCT Manager, such director
       of the CCT Manager or, as the case may be,
       the Trustee may consider expedient or necessary
       or in the interests of CCT to give effect to
       the Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          For                            For
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          For                            For
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505868
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the YE
       31 DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend 1-tier of              Mgmt          For                            For
       SGD 0.08 per share and a special 1-tier dividend
       of SGD 0.07 per share for the YE 31 DEC 2007

3.     Approve the Directors' fees of SGD 1,323,900              Mgmt          For                            For
       for the YE 31 DEC 2007

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.4    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. Jackson Peter Tai as a Director,             Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Dr. Victor Fung Kwok King as a Director,         Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.     Transact other business                                   Non-Voting    No vote

8.a    Authorize the Directors of the Company, pursuant          Mgmt          Abstain                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: a) i) issue shares in
       the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued shares in the capital of
       the Company [as calculated in accordance this
       resolution]; 2) [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; and 3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force (unless
       such compliance has been waived by the SGX-ST)
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

8.b    Authorize the Directors to: a) grant awards               Mgmt          Against                        Against
       in accordance with the provisions of the Capita
       Land Performance Share Plan [ Performance Share
       Plan] and/or the Capita Land Restricted Stock
       Plan [Restricted Stock Plan] and; b) allot
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the Capita land Share Option Plan and/or
       such number of fully paid shares in the Company
       as may be required to be issued pursuant to
       the vesting of awards under the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Capita
       land Share Plan, Performance Share Plan and
       Restricted Stock Option Plan shall not exceeding
       15% of the total issued shares in the capital
       of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire ordinary shares
       in the capital of the Company [Shares] not
       exceeding in aggregate the Maximum Limit [as
       specified], at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price [as specified],
       whether by way of; (i) market purchase(s) on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or
       (ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGXST or, as the case may
       be, Other Exchange as may for the time being
       be applicable, and approve the generally and
       unconditionally [the Share Purchase Mandate];[Authority
       expires the earlier at the conclusion of the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by Law to be held]; in this Resolution: Average
       Closing Price means the average of the last
       dealt prices of a Share for the 5 consecutive
       Market Days on which the Shares are transacted
       on the SGX-ST or, as the case may be, Other
       Exchange immediately preceding the date of
       market purchase by the Company or, as the case
       may be, the date of the making of the offer
       pursuant to the off-market purchase, and deemed
       to be adjusted in accordance with the listing
       rules of the SGX-ST for any corporate action
       which occurs after the relevant 5-day period;
       date of the making of the offer& means the
       date on which the Company makes an offer for
       the purchase or acquisition of Shares from
       shareholders, stating therein the purchase
       price (which shall not be more than the Maximum
       Price) for each Share and the relevant terms
       of the equal access scheme for effecting the
       off-market purchase; Market Day means a day
       on which the SGX-ST is open for trading in
       securities; Maximum Limit& means that number
       of Shares representing 10% of the issued Shares
       as at the date of the passing of this Resolution
       [excluding any Shares which are held as treasury
       shares]; and; Maximum Price in relation to
       a Share to be purchased or acquired, means
       the purchase price [excluding brokerage, commission,
       applicable goods and services tax and other
       related expenses] which shall not exceed: (i)
       in the case of a market purchase of a Share,
       105% of the Average Closing Price of the Shares;
       and (ii) in the case of an off-market purchase
       of a Share pursuant to an equal access scheme,
       110% of the Average Closing Price of the Shares;
       and authorize the Directors of the Company
       and/or to complete and do all such acts and
       things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company, as specifed




--------------------------------------------------------------------------------------------------------------------------
 CEDAR SHOPPING CENTERS, INC.                                                                Agenda Number:  932759650
--------------------------------------------------------------------------------------------------------------------------
        Security:  150602209
    Meeting Type:  Special
    Meeting Date:  12-Sep-2007
          Ticker:  CDR
            ISIN:  US1506022094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO AMEND THE ARTICLES OF INCORPORATION TO INCREASE        Mgmt          For                            For
       AUTHORIZED COMMON STOCK

02     TO AMEND THE ARTICLES OF INCORPORATION TO INCREASE        Mgmt          For                            For
       AUTHORIZED PREFERRED STOCK AND PROHIBIT USE
       OF PREFERRED STOCK FOR ANTI-TAKEOVER PURPOSES




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701444173
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2008
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, pursuant to Clause 15.2.3 of the trust             Mgmt          For                            For
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006] [the 'Trust Deed']
       entered into between Eagle Asset Management
       [CP] Limited, as the Manager [the 'REIT Manager']
       of Champion REIT, and HSBC Institutional Trust
       Services [Asia] Limited, as Trustee of Champion
       REIT [the 'Trustee'], the investment strategy
       of Champion REIT so as not to contain any geographical
       restrictions; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in sub-paragraph [a] of this
       Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.1.6(iii) of the Trust Deed by
       deleting the words 'For the purposes of this
       Clause 7.1.6, and Clauses 7.2.2 and 7.2.3:'
       and replacing the same by For the purposes
       of Clauses 7.1.6, 7.1.7, 7.2.2 and 7.2.3; pursuant
       to Clause 31.1 of the Trust Deed, Clause 7.1.7
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; pursuant
       to Clause 31.1 of the Trust Deed, Clause 1.1
       of the Trust Deed by inserting the specified
       definition of 'Excluded Associate' immediately
       after the definition of 'Duties and Charges';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 1.1, 7.1.6(iii) and
       7.1.7 of the Trust Deed

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.2.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the above
       amendment in relation to Clause 7.2.2 of the
       Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.2.3 of the Trust Deed to be
       amended by inserting the specified new paragraph
       immediately after Clause 7.2.3(b) of the Trust
       Deed; and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.2.3 of the Trust Deed

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 2.4.6 of the Trust Deed to be
       amended by adding the words 'and all other
       fees, costs and expenses [including costs and
       expenses incurred in respect of roadshows,
       press conferences, luncheons, presentations,
       and other public relations-related fees, costs
       or expenses and fees for public relations consultants
       and Unit/Convertible Instrument issuance-related
       expenses] in connection with any offering or
       issue of Units or Convertible Instruments'
       after the words 'under Clause 7'; pursuant
       to Clause 31.1 of the Trust Deed, Clause 2.4.13
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 2.4.6 and 2.4.13 of
       the Trust Deed

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 20.6.1 of the Trust Deed to be
       amended by deleting the sentence 'The Manager
       shall also arrange for the Auditors to review
       and check its calculation under this Clause
       20 of the Distribution Entitlement of each
       Holder in respect of each Distribution Period
       and to issue a confirmation letter to the Trustee'
       and replacing such sentence with 'The Manager
       shall also arrange for the Auditors to review
       and check the calculation of the distribution
       entitlement of each Holder in respect of each
       distribution period and to issue a confirmation
       letter regarding such review and verification
       to the Manager, who will then provide a copy
       of such confirmation letter to the Trustee';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 20.6.1 of the Trust Deed

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 6.5.2 of the Trust Deed by adding
       the words 'or by such other publication method
       as may be required or permitted by the Code
       or the SFC from time to time' after the words
       'such notice may be given by way of public
       advertisement in at least 1 English language
       newspaper in Hong Kong and 1 Chinese language
       newspaper in Hong Kong'; pursuant to Clause
       31.1 of the Trust Deed, Clause 24.3 of the
       Trust Deed to be amended by inserting the specified
       new paragraph immediately after Clause 24.3.4;
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 6.5.2 and 24.3 of the
       Trust Deed

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 6.5.2 of the Trust Deed by replacing
       the words 'The Registrar' with the words 'The
       Manager' immediately before the words 'shall
       give not less than 14 days' prior notice to
       the SEHK and the Holders in the event that
       the Register is closed during any Business
       Day'; pursuant to Clause 31.1 of the Trust
       Deed, Clause 15.6.1(iii) of the Trust Deed
       to be amended by replacing the words 'Clause
       8' with the words 'Clause 18' at end of the
       said clause; pursuant to Clause 31.1 of the
       Trust Deed, Clause 24.6 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each, to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the above amendments in relation to Clauses
       6.5.2,15.6.1(iii) and 24.6 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701463945
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  06-Mar-2008
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition [and the consummation            Mgmt          Against                        Against
       of the transactions contemplated by the Purchase
       Agreements, including the repayment of the
       existing LP facility] as specified and on the
       terms and conditions set out in each Purchase
       Agreement; the entering into, and performance,
       by the Purchaser of each of the Purchase Agreements;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       purchaser of the Deed of Undertaking and Indemnity;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       Purchaser of the Deeds of Tax Covenant; pursuant
       to the Purchase Agreements, the entering into
       at completion, and performance, by the REIT
       Manager and the Property Manager of the Deed
       of ratification and accession; the issue of
       such number of new Consideration Units to the
       GE holder as may be determined in accordance
       with the Renaissance Purchase Agreement [up
       to an aggregate issue amount of the Consideration
       Units to be issued to the GE holder of HKD
       4,264 million] to finance part of the total
       renaissance consideration at an issue price
       per unit that is equal to the issue price for
       the placement units determined in accordance
       with this resolution, which number shall not
       exceed, when taken together with the number
       of Placement Units to be issued and the total
       number of conversion units that may be issued
       under the 2008 Convertible Bonds [if issued
       on conversion of the 2008 Convertible Bonds
       at the initial conversion price and excluding
       any General Mandate Conversion Units], the
       authorised issue; the issue of the 2008 Convertible
       Bonds for aggregate gross issue proceeds of
       up to HKD 5,200 million, which approval shall
       be deemed to include an approval of: i) the
       actual terms and conditions of the 2008 Convertible
       Bonds, together with any terms and conditions
       which are incidental or ancillary to such terms,
       in each case as may be agreed between the Bond
       Placement Underwriter and the REIT Manager;
       ii) the issue of Conversion Units at an initial
       conversion price to be agreed between the Bond
       Placement Underwriter and the REIT Manager
       at the 2008 Convertible Bonds Placement Pricing
       Date, provided that the initial conversion
       price shall be equal to or greater than the
       closing price of the Units on the Hong Kong
       Stock Exchange at the 2008 Convertible Bonds
       Placement Pricing Date; iii) the issue of:
       1) such number of Conversion Units upon conversion
       of the 2008 Convertible Bonds that, if issued
       at the initial conversion price and excluding
       the General Mandate Conversion Units, and when
       taken together with the number of Consideration
       Units and Placement Units to be issued, will
       not exceed the authorised issue; and 2) any
       Conversion Units in excess of the number of
       Conversion Units referred to in (1) above that,
       when issued upon conversion of the 2008 Convertible
       Bonds, would result from such conversion and
       issue being effected at a conversion price
       other than the initial conversion price following
       any adjustment which may apply under the terms
       of the 2008 Convertible Bonds; and iv) the
       issue of 2008 Convertible Bonds [and any Conversion
       Units to be issued pursuant thereto] to 1 or
       more GE Entities in respect of up to 50% of
       the aggregate gross issue proceeds of the 2008
       Convertible Bonds issued upon completion of
       the bond placement; the issuance of such number
       of new Placement Units as would be required
       to raise aggregate gross issue proceeds of
       up to HKD 4,536 million, at an issue price
       to be determined by agreement between the REIT
       Manager and the Unit Placement Underwriter
       prior to the commencement of the unit placement,
       provided that such issue price will not be
       at a discount of more than 20% to the average
       closing price of the Units on the Hong Kong
       Stock Exchange in the 10 trading days immediately
       prior to the Unit Placement Pricing Date, which
       number will not exceed, when taken together
       with the number of Consideration Units to be
       issued and the total number of Conversion Units
       that may be issued [if issued on conversion
       of the 2008 Convertible Bonds at the Initial
       Conversion Price and excluding any General
       Mandate Conversion Units], the authorised issue;
       the issue of the Subscription Units to the
       GE Placing Company pursuant to the Placing
       and Top-Up Subscription Mechanism, which approval
       shall also be deemed to include an approval
       of the actual terms and conditions of any placing
       and top-up subscription agreement that may
       be entered into between the REIT Manager, the
       Unit Placement Underwriter and 1 or more GE
       Entities [including the GE Placing Company]
       in respect of the Subscription Units; the entering
       into by the Purchaser of, and the consummation
       of the transactions contemplated by, the Deed
       of Amendment of Distribution Entitlement Waiver
       Deed, including the making of the payments
       contemplated thereunder; and the 2008 Continuing
       Connected Party Transactions in accordance
       with the terms and conditions under the relevant
       waiver package, in each case, as specified
       [each of the transactions described in this
       resolution, are hereinafter collectively referred
       to as the Transactions Requiring Approval]
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee severally
       to complete and to do or cause to be done all
       such acts and things [including executing all
       such documents as may be required] as the REIT
       Manager, such Director of the REIT Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       Champion REIT, to give effect to any and all
       matters in relation to the Transactions Requiring
       Approval generally




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT                                                Agenda Number:  701556029
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Li Ka-shing as a Director                       Mgmt          For                            For

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.3    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.4    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            For

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            For

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            For

3.7    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, be and is hereby generally and
       unconditionally approved, the aggregate nominal
       amount of shares of the Company to be repurchased
       by the Company pursuant to the approval in
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       Resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.3    Approve that the general mandate granted to               Mgmt          Against                        Against
       the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COLONIAL PROPERTIES TRUST                                                                   Agenda Number:  932826045
--------------------------------------------------------------------------------------------------------------------------
        Security:  195872106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2008
          Ticker:  CLP
            ISIN:  US1958721060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WESTON M. ANDRESS                                         Mgmt          For                            For
       CARL F. BAILEY                                            Mgmt          For                            For
       M. MILLER GORRIE                                          Mgmt          For                            For
       WILLIAM M. JOHNSON                                        Mgmt          For                            For
       GLADE M. KNIGHT                                           Mgmt          For                            For
       JAMES K. LOWDER                                           Mgmt          For                            For
       THOMAS H. LOWDER                                          Mgmt          For                            For
       HERBERT A. MEISLER                                        Mgmt          For                            For
       CLAUDE B. NIELSEN                                         Mgmt          For                            For
       HAROLD W. RIPPS                                           Mgmt          For                            For
       DONALD T. SENTERFITT                                      Mgmt          For                            For
       JOHN W. SPIEGEL                                           Mgmt          For                            For
       C.R. THOMPSON, III                                        Mgmt          For                            For

02     TO APPROVE THE COLONIAL PROPERTIES TRUST 2008             Mgmt          For                            For
       OMNIBUS INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701542892
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 22 APR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting and announcements                  Non-Voting    No vote

2.     Receive the report of the Management Board on             Non-Voting    No vote
       the 2007 FY

3.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

4.     Adopt the dividend proposal for the 2007 FY               Mgmt          For                            For

5.     Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the 2007 FY

6.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the 2007 FY

7.     Announcement of proposed re-appointment of two            Non-Voting    No vote
       Members of the Management Board

8.a    Notice that Mr. Van Der Meer, Mr. Vos and Mr.             Non-Voting    No vote
       Borgdorff will be resigning by rotation as
       of the close of the General Meeting of shareholders

8.b    Motion by the Supervisory Board to Re-appoint             Non-Voting    No vote
       Mr. Van Der Meer, Mr. Vos and Mr. Borgdorff
       as Members of the Supervisory Board subject
       to the condition precedent that the general
       meeting of shareholders does not exercise its
       right as stated at 8(c) and does not request
       an extension of time for the motions in order
       to make a recommendation

8.c    The general meeting of shareholders will be               Non-Voting    No vote
       given the opportunity to recommend persons
       to be proposed as Supervisory Board Members

8.d    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Van Der Meer as a Member of the Supervisory
       Board

8.e    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Vos as a Member of the Supervisory Board

8.f    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Borgdorff as a Member of the Supervisory Board

9.     Re-appoint the External Auditor                           Mgmt          Against                        Against

10.    Amend the Remuneration Policy for the Management          Mgmt          For                            For
       Board

11.    Any other business                                        Non-Voting    No vote

12.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CREED OFFICE INVESTMENT CORP, TOKYO                                                         Agenda Number:  701333697
--------------------------------------------------------------------------------------------------------------------------
        Security:  J09577107
    Meeting Type:  EGM
    Meeting Date:  14-Sep-2007
          Ticker:
            ISIN:  JP3046380006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Commercial Code and the Other Related
       Laws and Regulations

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For

5      Appoint a Supplementary Supervisory Director              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAWNAY DAY TREVERIA PLC, ISLE OF MAN                                                        Agenda Number:  701388438
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759M103
    Meeting Type:  EGM
    Meeting Date:  02-Nov-2007
          Ticker:
            ISIN:  GB00B0RFL714
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.A    Authorize the Company to make market purchases            Mgmt          For                            For
       [within the meaning of Section 13 of the Companies
       Act 1992 [Isle of Man]] of ordinary shares
       in the capital of the Company provided that:
       the maximum number of ordinary shares authorised
       to be acquired is 98,491,840 [representing
       14.99% of the issued share capital of the Company
       at 08 OCT 2007]; the minimum price that may
       be paid for each ordinary share is EUR 0.01
       [nominal value]; the maximum price that may
       be paid for each ordinary share is an amount
       equal to 105% of the average of the mid-market
       quotation for an ordinary share as derived
       from the London Stock Exchange AIM Supplement
       to the Daily Official List for the five business
       days immediately preceding the day on which
       the ordinary shares are contracted to be purchased;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Company may
       make a contract to acquire its ordinary shares
       under the authority conferred prior to the
       expiry of such authority, which will or may
       be executed wholly or partly after such authority,
       and may purchase its ordinary shares in pursuance
       of any such contract

S.B    Approve that the proportion of up to 100%, as             Mgmt          For                            For
       the High Court of Justice of the Isle of Man,
       of the amount standing to the credit of the
       share premium account of the Company be, subject
       to the confirmation of the High Court of Justice
       of the Isle of Man, cancelled in accordance
       with Section 57 of the Companies Act 1931 [Isle
       of Man] that the amount of the share premium
       account so cancelled be credited as a distributable
       reserve in the Company's books of account capable
       of being applied in any manner in which the
       Company's profits available for distribution
       may be applied

S.C    Amend the Articles of Association of the Company          Mgmt          For                            For
       by the deletion of Article 173 and the insertion
       of the specified new Article to be numbered
       173




--------------------------------------------------------------------------------------------------------------------------
 DB RREEF TRUST                                                                              Agenda Number:  701374340
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q31265103
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2007
          Ticker:
            ISIN:  AU000000DRT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting    No vote
       statements and the Independent Auditor's report
       for the FYE 30 JUN 2007

1.     Ratify the appointment of Mr. Stewart F. Ewen             Mgmt          For                            For
       OAM as an Independent Director of DB Rreef
       Funds Management Limited

2.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701556524
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report of the remuneration Committee          Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare a final dividend of 15.0p per ordinary            Mgmt          For                            For
       share for the YE 31 DEC 2007

4.     Re-elect Mr. J.C. Ivey as a Director                      Mgmt          For                            For

5.     Re-elect Mr. S.P. Silver as a Director                    Mgmt          For                            For

6.     Re-elect Mr. C.J. Odom as a Director                      Mgmt          For                            For

7.     Re-elect Mr. R.A. Farnes as a Director                    Mgmt          For                            For

8.     Re-elect Mr. S. J. Neathercoat as a Director              Mgmt          For                            For

9.     Elect Mr. D.G. Silverman as a Director                    Mgmt          For                            For

10.    Re-appoint BDO Stoy Hayward LLP as the Auditor            Mgmt          For                            For
       and authorize the Directors to determine its
       remuneration

11.    Grant authority for the allotment of relevant             Mgmt          For                            For
       securities

S.12   Grant authority for the limited disapplication            Mgmt          For                            For
       of pre-emption rights

S.13   Authorize the Company to exercise its power               Mgmt          For                            For
       to purchase its own shares

S.14   Adopt the new Articles of Association                     Mgmt          For                            For

15.    Approve the changes to the Company's Performance          Mgmt          For                            For
       Share Plan

16.    Grant authority for the implementation of a               Mgmt          For                            For
       new Employee Share Option Plan




--------------------------------------------------------------------------------------------------------------------------
 DEVELOPERS DIVERSIFIED REALTY CORP.                                                         Agenda Number:  932850919
--------------------------------------------------------------------------------------------------------------------------
        Security:  251591103
    Meeting Type:  Annual
    Meeting Date:  13-May-2008
          Ticker:  DDR
            ISIN:  US2515911038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEAN S. ADLER                                             Mgmt          For                            For
       TERRANCE R. AHERN                                         Mgmt          For                            For
       ROBERT H. GIDEL                                           Mgmt          For                            For
       VICTOR B. MACFARLANE                                      Mgmt          For                            For
       CRAIG MACNAB                                              Mgmt          For                            For
       SCOTT D. ROULSTON                                         Mgmt          For                            For
       BARRY A. SHOLEM                                           Mgmt          For                            For
       WILLIAM B. SUMMERS, JR.                                   Mgmt          For                            For
       SCOTT A. WOLSTEIN                                         Mgmt          For                            For

02     TO APPROVE THE 2008 DEVELOPERS DIVERSIFIED REALTY         Mgmt          For                            For
       CORPORATION EQUITY-BASED AWARD PLAN.

03     TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED          Mgmt          For                            For
       AND RESTATED ARTICLES OF INCORPORATION TO ADOPT
       A MAJORITY VOTE STANDARD IN UNCONTESTED ELECTIONS
       OF DIRECTORS.

04     TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED          Mgmt          For                            For
       AND RESTATED ARTICLES OF INCORPORATION TO CHANGE
       THE PAR VALUE OF THE COMPANY'S COMMON SHARES
       FROM WITHOUT PAR VALUE TO $0.10 PAR VALUE PER
       SHARE.

05     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE COMPANY'S FISCAL YEAR ENDING DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL REALTY TRUST, INC.                                                                  Agenda Number:  932849081
--------------------------------------------------------------------------------------------------------------------------
        Security:  253868202
    Meeting Type:  Annual
    Meeting Date:  05-May-2008
          Ticker:  DLRPRA
            ISIN:  US2538682020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD A. MAGNUSON                                       Mgmt          For                            For
       MICHAEL F. FOUST                                          Mgmt          For                            For
       LAURENCE A. CHAPMAN                                       Mgmt          For                            For
       KATHLEEN EARLEY                                           Mgmt          For                            For
       RUANN F. ERNST, PH.D.                                     Mgmt          For                            For
       DENNIS E. SINGLETON                                       Mgmt          For                            For

02     RATIFYING THE SELECTION OF KPMG LLP AS THE COMPANY'S      Mgmt          For                            For
       INDEPENDENT AUDITORS FOR THE YEAR ENDED DECEMBER
       31, 2008




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL REALTY TRUST, INC.                                                                  Agenda Number:  932849081
--------------------------------------------------------------------------------------------------------------------------
        Security:  253868301
    Meeting Type:  Annual
    Meeting Date:  05-May-2008
          Ticker:  DLRPRB
            ISIN:  US2538683010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD A. MAGNUSON                                       Mgmt          For                            For
       MICHAEL F. FOUST                                          Mgmt          For                            For
       LAURENCE A. CHAPMAN                                       Mgmt          For                            For
       KATHLEEN EARLEY                                           Mgmt          For                            For
       RUANN F. ERNST, PH.D.                                     Mgmt          For                            For
       DENNIS E. SINGLETON                                       Mgmt          For                            For

02     RATIFYING THE SELECTION OF KPMG LLP AS THE COMPANY'S      Mgmt          For                            For
       INDEPENDENT AUDITORS FOR THE YEAR ENDED DECEMBER
       31, 2008




--------------------------------------------------------------------------------------------------------------------------
 DOUGLAS EMMETT, INC.                                                                        Agenda Number:  932886154
--------------------------------------------------------------------------------------------------------------------------
        Security:  25960P109
    Meeting Type:  Annual
    Meeting Date:  29-May-2008
          Ticker:  DEI
            ISIN:  US25960P1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAN A. EMMETT                                             Mgmt          For                            For
       JORDAN L. KAPLAN                                          Mgmt          For                            For
       KENNETH M. PANZER                                         Mgmt          For                            For
       LESLIE E. BIDER                                           Mgmt          For                            For
       VICTOR J. COLEMAN                                         Mgmt          For                            For
       G. SELASSIE MEHRETEAB                                     Mgmt          For                            For
       THOMAS E. O'HERN                                          Mgmt          For                            For
       DR. ANDREA RICH                                           Mgmt          For                            For
       WILLIAM WILSON III                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE REAL ESTATE INVESTMENT TRUST                                                         Agenda Number:  932755498
--------------------------------------------------------------------------------------------------------------------------
        Security:  265270108
    Meeting Type:  Special
    Meeting Date:  15-Aug-2007
          Ticker:  DUNTF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF A SPECIAL RESOLUTION OF UNITHOLDERS           Mgmt          For                            For
       (THE TEXT OF WHICH IS ANNEXED AS APPENDIX A
       TO THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR) TO AUTHORIZE: (A) THE SALE OF THE
       TRUST'S PORTFOLIO OF REAL ESTATE ASSETS LOCATED
       PRINCIPALLY IN ONTARIO, QUEBEC AND NEWFOUNDLAND
       AND RELATED ASSETS TO GE REAL ESTATE. PLEASE
       REFER TO THE VOTING INSTRUCTION FORM FOR A
       COMPLETE DESCRIPTION OF THIS RESOLUTION.




--------------------------------------------------------------------------------------------------------------------------
 EASSET INVESTMENT CORP, TOKYO                                                               Agenda Number:  701416566
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1326L108
    Meeting Type:  EGM
    Meeting Date:  16-Jan-2008
          Ticker:
            ISIN:  JP3046290007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Official Asset Management       Mgmt          For                            For
       Company Name to LaSalle   Investment Management
       Advisers Inc., Approve Minor Revisions Related
       to the   New Securities and Exchange Law

2      Appoint a Supervisory Director                            Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EQUITY RESIDENTIAL                                                                          Agenda Number:  932880784
--------------------------------------------------------------------------------------------------------------------------
        Security:  29476L107
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2008
          Ticker:  EQR
            ISIN:  US29476L1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN W. ALEXANDER                                         Mgmt          For                            For
       CHARLES L. ATWOOD                                         Mgmt          For                            For
       STEPHEN O. EVANS                                          Mgmt          For                            For
       BOONE A. KNOX                                             Mgmt          For                            For
       JOHN E. NEAL                                              Mgmt          For                            For
       DAVID J. NEITHERCUT                                       Mgmt          For                            For
       DESIREE G. ROGERS                                         Mgmt          For                            For
       SHELI Z. ROSENBERG                                        Mgmt          For                            For
       GERALD A. SPECTOR                                         Mgmt          For                            For
       B. JOSEPH WHITE                                           Mgmt          For                            For
       SAMUEL ZELL                                               Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR
       THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 FABEGE AB, SOLNA                                                                            Agenda Number:  701472259
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7888D108
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2008
          Ticker:
            ISIN:  SE0000950636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Erik Paulsson as the Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voters list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to check the minutes                 Mgmt          For                            For

6.     Approve whether the meeting has been duly convened        Mgmt          For                            For

7.     Receive the annual report and the audit report            Mgmt          For                            For
       and the consolidated financial statements and
       consolidated audit report

8.A    Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet and the consolidated profit and loss
       account and the consolidated balance sheet

8.B    Approve to decide on a dividend of SEK 4 per              Mgmt          For                            For
       share for 2007

8.C    Grant discharge from the liability for the Board          Mgmt          For                            For
       of Directors and the Chief Executive Officer

8.D    Approve a record date for payment of a dividend           Mgmt          For                            For
       as 08 APR 2008; it is estimated the dividends
       will be distributed by VPC AB on 11 APR 2008

9.     Approve to reduce the Company's share capital             Mgmt          For                            For
       by SEK 260,794,180.50 through the withdrawal
       of 9,150,673 shares and decide on a bonus issue
       in accordance with the following: the bonus
       issue shall increase the share capital by SEK
       270,893,196.80, without the issue of new shares

10.    Approve to decide on the number of the Directors          Mgmt          For                            For
       at 8, without Deputies

11.    Approve a total Directors' fees of SEK 2,445,000,         Mgmt          For                            For
       to be divided as follows: SEK 375,000 to the
       Chairman of the Board, SEK 185,000 to each
       Non-Executive Director; SEK 835,000 to Mr.
       Erik Paulsson as a separate fee for assisting
       Group Management in 2 projects and SEK 125,000
       for work in the Audit Committee; and that the
       payment of the Auditors' fees in accordance
       with the approved invoice[s]

12.    Re-elect Messrs. Gote Dahlin, Christian Hermelin,         Mgmt          For                            For
       Sven-Ake Johansson, Martha Josefsson, Helen
       Olausson, Mats Qviberg, Erik Paulsson and Svante
       Paulsson as the Board of Directors and Mr.
       Erik Paulsson  as the Chairman of the Board

13.    Approve that the principles for the appointment           Mgmt          For                            For
       of the Nomination Committee for 2009 AGM remain
       unchanged, i.e. that a Nomination Committee
       be appointed no later than 6 months before
       the 2009 AGM and consist of representatives
       for the 4 largest shareholders

14.    Approve to decide on the principles of the compensation   Mgmt          For                            For
       for the Company Management

15.    Authorize the Board, for a period ending no               Mgmt          For                            For
       later than the next AGM, to buy back shares
       in the Company and assign such shares to other
       parties; share buybacks are subject to a limit
       of no more than 10% of the total number of
       outstanding shares at any time; acquisition
       must be made by purchase on the Stockholm Stock
       Exchange, the right to assign shares is subject
       to a limit of no more than 10% of all outstanding
       shares at any time; assignment may be made
       on the Stockholm Stock Exchange and, derogating
       from the preferential rights of shareholders,
       to 3rd parties in connection with the acquisition
       of properties of business; payment for assigned
       shares may be made in cash, in kind, by offset
       or in another manner subject to terms and conditions

16.    Approve, for the purpose of achieving an appropriate      Mgmt          For                            For
       ownership structure and improving liquidity
       in the Company's shares, that the shareholders,
       upon a decision by the Board, be offered to
       buy or sell, free of commission, the number
       of shares required to achieve a shareholding
       consisting or round lots [one round lot is
       equal to 100 shares]; and that a decision on
       the period and precise terms of the offering
       be left to the discretion of the Board, with
       the condition that the offering, if implemented,
       must be completed before the 2009 AGM

17.    Transact any other business                               Non-Voting    No vote

18.    Conclude the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FEDERAL REALTY INVESTMENT TRUST                                                             Agenda Number:  932838850
--------------------------------------------------------------------------------------------------------------------------
        Security:  313747206
    Meeting Type:  Annual
    Meeting Date:  07-May-2008
          Ticker:  FRT
            ISIN:  US3137472060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM               Mgmt          For                            For
       AS SET FORTH IN THE ACCOMPANYING PROXY STATEMENT:
       WARREN M. THOMPSON

1B     TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM               Mgmt          For                            For
       AS SET FORTH IN THE ACCOMPANYING PROXY STATEMENT:
       DONALD C. WOOD

02     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE TRUST'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.

03     TO CONSIDER A SHAREHOLDER PROPOSAL TO REQUEST             Shr           For                            Against
       THAT OUR BOARD OF TRUSTEES TAKE THE ACTIONS
       NECESSARY TO DECLASSIFY OUR BOARD OF TRUSTEES
       IF PROPERLY COMING BEFORE THE MEETING OR ANY
       POSTPONEMENT OR ADJOURNMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701323672
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    THE READING OF THE EXECUTIVE BOARD S REPORT.              Mgmt          Against                        Against
       AUTHORIZATION TO THE COMPANY TO CARRY OUT TRADES
       ON ITS OWN SHARES, WITHIN THE LIMIT OF 10 PCT
       OF  THE CAPITAL. SETTING THE MAXIMUM PRICE
       TO BUY PER SHARE AND OF THE  MAXIMUM AMOUNT
       TO PURCHASE SECURITIES. SHARES COULD BE BOUGHT
       IN ONE  OR SEVERAL TIMES, BY ANY MEANS. AS
       CONSEQUENCE, POWERS TO THE  EXECUTIVE BOARD.
       THIS AUTHORIZATION CANCELS AND REPLACES
       THE ONE GIVEN BY THE GENERAL  MEETING DATED
       ON 4TH MAY 2007 INTO ITS RESOLUTION 8.

e.2    THE READING OF THE EXECUTIVE BOARD S, THE STATUTORY       Mgmt          For                            For
       APPRAISERS S AND THE  DEMERGER AUDITORS S REPORTS.
       APPROVAL OF THE ASSETS PARTIAL  CONTRIBUTION
       PLAN CONCLUDED ON THE 12.06.07 WITH THE COMPANY
       FONCIERE EUROPE LOGISTIQUE IN WHICH THE COMPANY
       BRINGS ITS WHOLE  ASSETS CONCERNING ITS ACTIVITY
       AGAINST THE PAYMENT OF THE  CORRESPONDING LIABILITIES
       BY THE FONCIERE EUROPE LOGISTIQUE  WILL RECEIVE
       AS PAYMENT OF ITS CONTRIBUTION NEW SHARES EUROPE
       LOGISTIQUE ENTIRELY PAID-UP TO BE CREATED
       BY FONCIERE EUROPE  LOGISTIQUE AS CAPITAL INCREASE
       INCLUDING BY A TOTAL CONTRIBUTION  PREMIUM.

E.3    DELEGATION OF POWERS TO THE EXECUTIVE BOARD               Mgmt          For                            For
       IN ORDER TO OBSERVE THE  ACCOMPLISHMENT OF
       THE SUSPENSIVE CONDITIONS STIPULATED INTO
       OF THE PARTIAL CONTRIBUTION TREATY.POWERS FOR
       FORMALITIES.

E.4    READING OF THE EXECUTIVE BOARD S REPORT AND               Mgmt          For                            For
       OF THE STATUTORY  AUDITORS SPECIAL REPORT.
       AUTHORIZATION TO THE EXECUTIVE BOARD TO  REDUCE
       CAPITAL, IN ONE OR SEVERAL TIMES, BY CANCELLATION
       OF SHARES  OWNED BY THE COMPANY OR THAT COULD
       BE BOUGHT AS EXPLAINED IN THE  RESOLUTION 1,
       WITHIN THE LIMIT OF 10 PCT OF CAPITAL  POWERS
       TO THE EXECUTIVE BOARD TO FIX THE METHODS TO
       CANCEL.

E.5    POWERS FOR FORMALITIES.                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GENERAL GROWTH PROPERTIES, INC.                                                             Agenda Number:  932840968
--------------------------------------------------------------------------------------------------------------------------
        Security:  370021107
    Meeting Type:  Annual
    Meeting Date:  14-May-2008
          Ticker:  GGP
            ISIN:  US3700211077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MATTHEW BUCKSBAUM                                         Mgmt          For                            For
       BERNARD FREIBAUM                                          Mgmt          For                            For
       BETH STEWART                                              Mgmt          Withheld                       Against

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       PUBLIC ACCOUNTANTS.

03     STOCKHOLDER PROPOSAL TO DECLASSIFY THE BOARD              Shr           For                            Against
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 GLIMCHER REALTY TRUST                                                                       Agenda Number:  932840552
--------------------------------------------------------------------------------------------------------------------------
        Security:  379302102
    Meeting Type:  Annual
    Meeting Date:  09-May-2008
          Ticker:  GRT
            ISIN:  US3793021029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIMOTHY J. O'BRIEN*                                       Mgmt          For                            For
       RICHARD F. CELESTE**                                      Mgmt          For                            For
       WAYNE S. DORAN**                                          Mgmt          For                            For
       MICHAEL P. GLIMCHER**                                     Mgmt          For                            For
       ALAN R. WEILER**+                                         Mgmt          For                            For

03     RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN,           Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701508624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  01-May-2008
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Director's report and financial               Non-Voting    No vote
       statements for the YE 31 DEC 2007 together
       with Auditor's report

1.     Re-elect Dr. Kenneth Moss as a Director of the            Mgmt          For                            For
       Company

2.     Re-elect Ms. Elizabeth Nosworthy as a Director            Mgmt          For                            For
       of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX listing Rule 7.2, Exception
       9, the GTP Group Deferred Stapled Security
       Plan [the Employee plan], as specified, and
       the issue of stapled securities under that
       plan

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX listing Rule 7.2, Exception
       9, GTP Group Non-executive Director Stapled
       Security Plan [the NED plan], as specified,
       and the issue of stapled securities under that
       plan




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701559873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare the payment of a final dividend of HK             Mgmt          For                            For
       35cents per share

3a.    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          For                            For

3.b    Re-elect Mr. Cheng Hoi Chuen, Vincent as a Director       Mgmt          Against                        Against

3.c    Re-elect Ms. Madam Law Wai Duen as a Director             Mgmt          For                            For

3.d    Re-elect Mr. Kan Tak Kwong as a Director                  Mgmt          Against                        Against

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2008

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.a    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company [Shares] during the relevant period
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended] [or any other
       applicable Law of Bermuda] to be held]

7.b    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus [if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company] the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution], otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held]

7.c    Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 7.B as
       specified in respect of the share capital of
       the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701275910
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2007
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports for the YE 31 MAR 2007

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2007

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Robert Noel as a Director of               Mgmt          For                            For
       the Company

5.     Re-appoint Mr. Kathleen O'Donovan as a Director           Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. Charles Irby as a Director of              Mgmt          For                            For
       the Company

7.     Appoint Mr. Neil Thompson as a Director of the            Mgmt          For                            For
       Company

8.     Appoint Mr. Jonathan Short as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

10.    Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

11.    Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

S.12   Approve to renew the Directors' limited authority         Mgmt          For                            For
       to allot shares for cash

S.13   Approve to renew the authority enabling the               Mgmt          For                            For
       Company to buy its own shares




--------------------------------------------------------------------------------------------------------------------------
 H & R REAL ESTATE INVESTMENT TRUST                                                          Agenda Number:  932923560
--------------------------------------------------------------------------------------------------------------------------
        Security:  403925100
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2008
          Ticker:  HRREF
            ISIN:  CA4039251000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     IN RESPECT OF THE ELECTION OF TRUSTEES;                   Mgmt          For                            For

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS OF              Mgmt          For                            For
       THE TRUST AND THE AUTHORIZATION OF THE TRUSTEES
       TO FIX THE REMUNERATION OF THE AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701492150
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  01-May-2008
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements

2.     Receive and approve the remuneration report               Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. John Clare                                   Mgmt          For                            For

5.     Re-elect Mr. John Richards                                Mgmt          For                            For

6.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

7.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

S.9    Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Companies Act 1985 to allot equity
       securities as though Section 89(1) of that
       Act did not apply to each allotment

S.10   Authorize market purchases by the Company of              Mgmt          For                            For
       its shares

S.11   Approve the save as you to earn scheme                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PPTYS LTD                                                                         Agenda Number:  701384377
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2007
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronnie C. Chan as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. William P.Y. Ko as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Terry S. Ng as a Director                    Mgmt          For                            For

3.D    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       at a fee to be agreed with the Directors

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any shares
       or such convertible securities and to make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution and if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       set out as Resolution No. 5.C as specified,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in Resolution
       5.B, in respect of the share capital of the
       Company referred to in such Resolution

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LD DEV LTD                                                                        Agenda Number:  701385975
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2007
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Li Ning as a Director                        Mgmt          For                            For

3.c    Re-elect Sir. Po-shing Woo as a Director                  Mgmt          For                            For

3.d    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          For                            For

3.e    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          Against                        Against

3.f    Re-elect Professor Ko Ping Keung as a Director            Mgmt          Against                        Against

3.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.a    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.c    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701539489
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          For                            For
       Auditor's report for the YE 31 DEC 2007 and
       declare a final dividend

2.     Re-elect Mr. Charles Allen-Jones as a Director            Mgmt          For                            For

3.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Henry Keswick as a Director                  Mgmt          For                            For

5.     Approve to fix the Directors' fees                        Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          For                            For
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, otherwise
       than pursuant to a rights issue [for the purpose
       of this resolution] [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory], or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully-paid shares of
       the Company, not exceeding USD 11.4 million,
       up to an aggregate nominal amount of USD 76.5
       million; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held]

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       [for the purposes of this resolution], to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to this resolution shall
       be less than 15% of the aggregate nominal amount
       of the existing issued share capital of the
       Company at the date of this meeting, and such
       approval shall be limited accordingly, and
       said the approval of this resolution shall,
       where permitted by applicable Laws and regulations
       and subject to the limitation in this Resolution,
       extend to permit the purchase of shares of
       the Company i) by subsidiaries of the Company;
       ii) pursuant to the terms of put warrants or
       financial instruments having similar effect
       [Put Warrants] whereby the Company can be required
       to purchase its own shares, provided that where
       Put Warrants are issued or offered pursuant
       to a rights issue [as specified in Resolution
       7] the price which the Company may pay for
       shares purchased on exercise of Put Warrants
       shall not exceed 15% more than the average
       of the market quotations for the shares for
       a period of not more than 30 nor less than
       the five dealing days falling one day prior
       to the date of any public announcement by the
       Company of the proposed issue of Put Warrants;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which such meeting is required by Law
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 HOST HOTELS & RESORTS, INC.                                                                 Agenda Number:  932860287
--------------------------------------------------------------------------------------------------------------------------
        Security:  44107P104
    Meeting Type:  Annual
    Meeting Date:  14-May-2008
          Ticker:  HST
            ISIN:  US44107P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT M. BAYLIS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: TERENCE C. GOLDEN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ANN M. KOROLOGOS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JUDITH A. MCHALE                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: W. EDWARD WALTER                    Mgmt          For                            For

02     RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701538691
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  14-May-2008
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2007

3.i    Re-elect Mr. Peter Ting Chang Lee as the Director         Mgmt          For                            For

3.ii   Re-elect Sir David Akers-Jones as the Director            Mgmt          For                            For

3.iii  Re-elect Mr. Tom Behrens-Sorensen as the Director         Mgmt          For                            For

3.iv   Re-elect Mr. Chien Lee as the Director                    Mgmt          For                            For

3.v    Re-elect Mr. Ricky Tin For Tsang as the Director          Mgmt          For                            For

3.vi   Re-elect Ms. Wendy Wen Yee Yung as the Director           Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company at a fee to be
       agreed by the Directors

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% where the
       shares are to be allotted wholly for cash,
       and in any event 20% of the aggregate nominal
       amount of the share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period to purchase or otherwise acquire shares
       of HKD 5.00 each in the capital of the Company
       in accordance with all the applicable laws
       and the requirements of the Listing Rules,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  701485268
--------------------------------------------------------------------------------------------------------------------------
        Security:  F30198109
    Meeting Type:  MIX
    Meeting Date:  16-Apr-2008
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1.   Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 31 DEC 2007 as presented
       and showing income of EUR 72,714,083.85; and
       there were no expenses and charges that were
       not tax deductible

O.2.   Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Articles L.225.38 and
       sequence of the French Commercial Code, the
       said report and the agreements referred to
       therein

O.3.   Approve the separation pay granted to Sergegrzybowski,    Mgmt          For                            For
       the Chairman and the Managing Director, by
       the Board of 13 FEB 2008, in the event of a
       cancellation and if the terms linked to the
       performances of the beneficiary are carried
       out; this separation pay is also due if the
       Chairman and the Managing Director's term of
       office is sending consecutively to its term
       of office as Director

O.4.   Grant permanent discharge to the Chairman and             Mgmt          For                            For
       the Managing Director and to the Directors
       for the performance of their duties during
       the said FY

O.5.   Approve the appropriate the income for the FY             Mgmt          For                            For
       as follows; income for FY: EUR 72,714,083.85,
       allocation to the legal reserve: a negative
       result of EUR 3,635,704.19, retained earnings:
       EUR 8,591,028.10 i.e. a distributable income
       of EUR 77,669,407.76 withdrawal from the other
       reserves EUR 51,935,750.92 withdrawal from
       the merger premium: EUR 30,274,626.32; dividends:
       EUR 159,879,785.00; receive a dividend of EUR
       3.25 per share, and will entitle for natural
       persons to the 40% allowance provided by the
       French Tax Code, this dividend will be paid
       on 30 APR 2008; in the event that the Company
       holds some of its own shares on the day the
       dividends are paid, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account as required
       By law

o.6    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidate
       financial statements for the said FY, in the
       form presented to the meeting and showing net
       profit group share of EUR: 36,900,000.00

o.7    Appoint the Mr. Christian Bouvier as a Director           Mgmt          For                            For
       for a 4 year period

o.8    Appoint Mr. Thierry Gaubert as a Director for             Mgmt          For                            For
       a 4 year period

o.9    Appoint Mr. Dominique Marcel as a Director for            Mgmt          For                            For
       a 4 year period

o.10   Approve to award total annual fees of EUR 300,000.00      Mgmt          For                            For
       to the Board of Directors

E.11   Approve the minutes of the special shareholders'          Mgmt          For                            For
       meeting of the redeemable bondholders in Icade
       shares [bereunder the ORA 02 10 92], resolves,
       consequently to the realization of the merger
       of Icade Foncieredes Pimonts by Icade [Ex Icade
       EMGP] on 30 NOV 2007, to replace the term Fonciere
       Des Pimonts by the term issuer in the issuance
       contract of the ORA 02 10 92

E.12   Approve the consequently to the completion of             Mgmt          For                            For
       the merger of Icade Fonciere Des Pimonts by
       Icade [Ex Icade EMGP]; and to decides to replace
       the term Icade Fonciere Despimonts by the term
       issuer in the issuance contract of the ORA
       02 10 92

E.13   Amend the Article 'early refund of the holders            Mgmt          For                            For
       of bonds' of the issuance contract of the ORA
       02 10 92

E.14   Approve to replace the Article 'salary' of the            Mgmt          For                            For
       issuance contract of the ORA 02 10 92 by a
       new one

E.15   Approve the consider the minutes of the special           Mgmt          For                            For
       shareholders meeting of the redeemable bondholders
       in Icade shares [hereunder the ORA 01 20 92],
       resolves, consequently to the realization of
       the merger of Icade Fonciere Des Pimonts by
       Icade on 30 NOV 2007, to replace the term Fonciere
       Des Pimonts by the term issuer in the issuance
       contract of the ORA 01 20 92

e.16   Amend the Article 'Entitlement of the shares              Mgmt          For                            For
       of the issuer [Fonciere Des Pimonts]' of the
       issuance contract of the ORA 01 20 92

E.17   Amend the Article 'early refund of the holders            Mgmt          For                            For
       of bonds' of the issuance contract of the ORA
       01 20 92

E.18   Approve to replace the Article 'salary' of the            Mgmt          For                            For
       issuance contract of the ORA 01 20 92 by a
       new one

E.19   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meting
       to cary out all filings, publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND, SYDNEY NSW                                                             Agenda Number:  701334790
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  EGM
    Meeting Date:  17-Aug-2007
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

S.1    Approve the amendments to the Constitution of             Mgmt          For                            For
       the Fund set out in the Supplemental Deed Poll
       tabled at the meeting and signed by the Chairman
       at the meeting for the purpose of identification
       and authorize the responsible entity to execute
       the Supplemental Deed Poll and lodge it with
       the Australian Securities and Investments Commission

S.2    Approve the issue of any ordinary units in the            Mgmt          For                            For
       Fund on exercise of IIF Equity-linked Options
       or on any exchange of IIF Funding Trust Preference
       Units and IIF Subordinated Bonds [or, if Resolution
       1 is approved and IIF Preference Units replace
       the IIF Subordinated Bonds, IIF Preference
       Units]

3.     Approve the issue of 2,000 Tranche 1 IIF Equity-linked    Mgmt          For                            For
       Options exercisable into ordinary units in
       the Fund to JPMorgan Australia ENF Nominees
       No. 2 Pty Limited as trustee for JPMorgan Australia
       Exchangeable Note Funding Trust No. 2 on terms,
       as specified

4.     Approve the issue of 2,000 Tranche 2 IIF Equity-linked    Mgmt          For                            For
       Options exercisable into ordinary units in
       the Fund to JPMorgan Australia ENF Nominees
       No. 2 Pty Limited as trustee for JPMorgan Australia
       Exchangeable Note Funding Trust No. 2 on terms,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND, SYDNEY NSW                                                             Agenda Number:  701387777
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     In accordance with the Corporations Act and               Non-Voting    No vote
       the constitution of the Fund, the responsible
       Entity has appointed Mr. Richard Colless, the
       Chairman of ING Management Limited, to act
       as a Chairperson of the Meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701377017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Receive a presentation on the results and activities      Non-Voting    No vote
       of the fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     Acknowledge the appointment of Mr. Richard Colless        Non-Voting    No vote
       as Chairperson of the meeting

3.     Appoint a person as a Corporate representative            Non-Voting    No vote
       in accordance with the Company's Constitution,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 INLAND REAL ESTATE CORPORATION                                                              Agenda Number:  932886774
--------------------------------------------------------------------------------------------------------------------------
        Security:  457461200
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2008
          Ticker:  IRC
            ISIN:  US4574612002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND W. BURRIS                                          Mgmt          For                            For
       THOMAS P. D'ARCY                                          Mgmt          For                            For
       DANIEL L. GOODWIN                                         Mgmt          For                            For
       JOEL G. HERTER                                            Mgmt          For                            For
       HEIDI N. LAWTON                                           Mgmt          For                            For
       THOMAS H. MCAULEY                                         Mgmt          For                            For
       THOMAS R. MCWILLIAMS                                      Mgmt          For                            For
       JOEL D. SIMMONS                                           Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT     Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 JAPAN SINGLE-RESIDENSE REIT INC, TOKYO                                                      Agenda Number:  701325258
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28345106
    Meeting Type:  EGM
    Meeting Date:  30-Jul-2007
          Ticker:
            ISIN:  JP3046260000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Appoint an Executive Director                             Mgmt          For                            For

2      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 K-REAL ESTATE INVESTMENT TRUST ASIA, SINGAPORE                                              Agenda Number:  701373944
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964V118
    Meeting Type:  EGM
    Meeting Date:  11-Oct-2007
          Ticker:
            ISIN:  SG1T22929874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 2, 3 and 4, the acquisition
       of a one-third interest in One Raffles Quay
       [as defined in the circular dated 22 SEP 2007
       issued by K-REIT Asia Management Limited, as
       manager of K-REIT Asia [the 'Manager'], to
       unitholders of K-REIT Asia [the 'Circular']]
       through the acquisition by K-REIT Asia of one-third
       of the issued share capital of One Raffles
       Quay Pte Ltd ['ORQPL'] from Boulevard Development
       Pte Ltd ['Boulevard'] and the assignment to
       K-REIT Asia of Boulevard's rights, title and
       interest in the shareholder's loan to ORQPL
       together with all accrued but unpaid interest,
       if any, [the 'Acquisition'] as described in
       the Circular, on the terms and conditions set
       out in the share purchase agreement dated 30
       JUL 2007 made between RBC Dexia Trust Services
       Singapore Limited, in its capacity as trustee
       of K-REIT Asia [the 'Trustee'], Boulevard and
       Keppel Land Properties Pte Ltd and for payment
       of all fees and expenses relating to the Acquisition
       [as specified]; and authorize the Manager,
       any Director of the Manager ['Director'] and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Acquisition

E.2    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 1, 3 and 4, to issue
       new units in K-REIT Asia for offer and placement
       under the equity fund raising [the 'Equity
       Fund Raising', the units in K-REIT Asia, the
       'Units' and the new units, the 'New Units'],
       to raise the total gross proceeds of up to
       SGD 966.5 million less the aggregate principal
       amount to be raised by way of an issue of convertible
       bonds ]the 'Issue of Convertible Bonds' and
       the convertible bonds, 'Convertible Bonds'],
       if any, and to use the proceeds from the Equity
       Fund Raising to finance a part of the Acquisition
       and in such other manner described in the Circular;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Equity
       Fund Raising

E.3    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 1, 2 and 4, the issue
       of Convertible Bonds, which are interest-bearing,
       convertible into new Units [the 'Conversion
       Units'] to raise an aggregate principal amount
       of up to SGD 400 million; the issue of Conversion
       Units upon the conversion of the Convertible
       Bonds, and to use the proceeds raised from
       the Issue of Convertible Bonds to finance a
       part of the Acquisition, in the manner described
       in the Circular; and authorize the Manager,
       any Director and the Trustee to complete and
       do all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of K-REIT Asia to give
       effect to the Issue of Convertible Bonds and
       the issue of Conversion Units upon the conversion
       of the Convertible Bonds

O.4    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolutions 1, 2 and 3, the placement
       of New Units under the private placement tranche
       of the Equity Fund Raising to Keppel Land Limited
       and/or its subsidiaries [the 'Keppel Land Group']
       as would be required for the Keppel Land Group
       to maintain its proportionate unitholding,
       in percentage terms, of the total number of
       Units in issue immediately prior to the Equity
       Fund Raising [the 'Keppel Land Placement'];
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Keppel
       Land Placement

O.5    Approve: the general mandate to be given to               Mgmt          For                            For
       the Manager, pursuant to Rule 887 of the Listing
       Manual for the issue of new Units in K-REIT
       Asia and/or convertible securities ['Convertible
       Securities'] in the FYE 31 DEC 2007, provided
       that such number of new Units and Convertible
       Securities does not exceed 50% of the Units
       in issue immediately upon the completion of
       the Equity Fund Raising, taking into account
       the New Units issued under the Equity Fund
       Raising, of which the aggregate number of additional
       new Units and Convertible Securities issued
       other than on a pro rata basis to existing
       unitholders shall not be more than 20% of the
       Units in issue immediately upon the completion
       of the Equity Fund Raising, taking into account
       the New Units issued under the Equity Fund
       Raising [the 'General Mandate']; pursuant to
       the General Mandate, K-REIT Asia may issue
       Units arising from the conversion of the Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Units are to be issued; the terms
       of the issue of the Convertible Securities
       provide for adjustment to the number of warrants
       or other Convertible Securities in the event
       of rights, bonus or other capitalization issues,
       K-REIT Asia may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued,
       provided that the adjustment does not give
       the holder of such Convertible Securities a
       benefit that a unitholder does not receive;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the General
       Mandate

E.6    Approve the supplement Clauses 30 and 31 of               Mgmt          For                            For
       the trust deed dated 28 NOV 2005 [as amended]
       constituting K-REIT Asia with the Fees Supplement
       [as specified] in the specified manner; and
       authorize the Manager, any Director and the
       Trustee to complete and do all such acts and
       things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Fees Supplement




--------------------------------------------------------------------------------------------------------------------------
 K-REAL ESTATE INVESTMENT TRUST ASIA, SINGAPORE                                              Agenda Number:  701487565
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964V118
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2008
          Ticker:
            ISIN:  SG1T22929874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

E.1    Approve the issue of units in K-REIT Asia [Rights         Mgmt          Against                        Against
       Units] under a renounceable rights issue [the
       Rights Issue] so as to raise gross proceeds
       of up to SGD 700.0 million in the manner as
       specified in the circular to unitholders of
       K-REIT Asia [unit holders] dated 13 MAR 2008
       [the circular] issued by K-REIT Asia Management
       Limited, as Manager of K-REIT Asia [the Manager],
       on the terms of and subject to the conditions
       set out below and/or otherwise on such terms
       and conditions as the Manager may think fit:(i)
       that the provisional allotments of the rights
       units shall be made on a renounceable basis
       to Unit holders with units in K-REIT Asia [Units]
       standing to the credit of their securities
       accounts with The Central Depository [Pte]
       Limited [CDP] and [aa] whose registered addresses
       with CDP are in Singapore as at a time and
       date to be determined by the Directors of the
       Manager [Directors] for the purpose of determining
       Unit holders' entitlements under the rights
       issue [Rights Issue Books Closure Date] or
       who have, at least 5 market days prior to the
       Rights Issue Books Closure Date, provided CDP
       with addresses in Singapore for the service
       of notices and documents and who are not U.S.
       persons or acting for the account or benefit
       of U.S. persons, or [bb] who the Manager considers,
       in its sole discretion, may be offered Rights
       Units without breaching applicable securities
       laws [Eligible Unit holders]; (ii) no provisional
       allotment of Rights Units shall be made in
       favour of Unit holders other than eligible
       Unit holders; (iii) the provisional allotments
       of rights units not taken up or allotted for
       any reason shall be used to satisfy applications
       for excess Rights Units [if any] as the Manager
       may, in its discretion, deem fit, (iv) the
       Rights Units, when allotted and issued, will
       rank pari passu in all respects with the then
       existing Units save for any rights, allotments
       or other distributions, the record date for
       which falls before the date of issue of the
       Rights Units; (v) not more than 420,000,000
       Rights Units are issued under the Rights Issue;
       and (vi) authorize the Manager, any Director
       and RBC Dexia Trust Services Singapore Limited,
       in its capacity as trustee of K-REIT Asia [the
       Trustee], to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of K-REIT Asia to give effect to the Rights
       Issue

O.2    Approve the issue of additional Units, and/or             Mgmt          Against                        Against
       convertible securities which may be converted
       into Units [Convertible Securities], in the
       FYE 31 DEC 2008, such that the number of additional
       Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the Base Figure as defined below,
       of which the aggregate number of additional
       Units [and/or Units into which the Convertible
       Securities may be converted], where the Units
       and/or the Convertible Securities are issued
       other than on a pro-rata basis to existing
       Unit holders, shall not be more than 20.0%
       of the Base Figure [the General Mandate]; (b)
       the Base Figure is the number of Units in issue
       (i) immediately upon the completion of the
       Rights Issue, as specified or (ii) (in the
       event that Resolution 1 is not passed or the
       Rights Issue is not completed) as at 31 DEC
       2007; (c) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the general mandate may have ceased to
       be in force at the time the Units are to be
       issued; (d) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other Capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (e) authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of K-REIT Asia to give effect to
       the general mandate




--------------------------------------------------------------------------------------------------------------------------
 KIWI INCOME PROPERTY TRUST                                                                  Agenda Number:  701333483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q53422103
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2007
          Ticker:
            ISIN:  NZKIPE0001S5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Update on the Trust's Activities                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KUNGSLEDEN AB, STOCKHOLM                                                                    Agenda Number:  701390471
--------------------------------------------------------------------------------------------------------------------------
        Security:  W53033101
    Meeting Type:  EGM
    Meeting Date:  19-Nov-2007
          Ticker:
            ISIN:  SE0000549412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT 'ABSTAIN' IS NOT A VALID VOTING          Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the EGM                                        Mgmt          For                            For

2.     Elect the Chairman of the EGM                             Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or more persons to verify the minutes             Mgmt          For                            For

6.     Approve to determine whether the EGM has been             Mgmt          For                            For
       duly convened

7.a    Approve the Share Split: the quotient value               Mgmt          For                            For
       [the share capital divided by the number of
       shares] is changed by way of a so called share
       split, so that each share will be divided into
       2 shares, one of which shall be named redemption
       share in VPC system and be redeemed in the
       manner specified in the Resolution 7.C; authorize
       the Board of Directors to set the record day
       at VPC AB for implementation of the share split,
       the Company will have a total of 273,004,128
       outstanding shares, each share with a quotient
       value of approximately SEK 0.21, and a total
       share capital of SEK 56,875,860

7.b    Amend the wording of the Articles of Association          Mgmt          For                            For
       including an amendment of Section 4, in accordance
       with the following: that the permitted range
       of the share capital be reduced from a minimum
       of SEK 32,000,000 and a maximum of SEK 128,000,000
       to a minimum of SEK 28,000,000 and a maximum
       of SEK 112,000,000, in order to adjust the
       Articles of Association to the Resolution 7.C

7.c    Approve to reduce the share capital by SEK 28,437,930     Mgmt          For                            For
       (the reduction amount) through redemption of
       136,502,064 shares, each with a quotient value
       of approximately SEK 0.21 after implementation
       of the share split; the shares that are to
       be redeemed are the shares which, after implementation
       of the share split in accordance with Resolution
       7.A, are named redemption shares in the VPC
       system; authorize the Directors to set the
       record day; the purpose of the reduction of
       the share capital is repayment to the shareholders,
       for each redeemed share a redemption price
       of SEK 11.50 shall be paid in cash, of which
       approximately SEK 11.29 exceeds the quotient
       value of the share; accordingly, the total
       redemption price is calculated to be SEK 1,569,773,736,
       in addition to the reduction amount, a calculated
       amount of SEK 1,541,335,806 will consequently
       be distributed, by use of the Company's non-restricted
       equity. Provided that the resolutions pursuant
       to Resolutions 7.A - 7.E have been registered
       with the Swedish Companies Registration Office,
       payment for the redeemed shares is estimated
       to be made at the earliest on the 20 December,
       2007; the Company's share capital, after reduction
       in accordance with the above, amounts to SEK
       28,437,930, divided into, in total, 136,502,064
       shares, each share with a quotient value of
       approximately SEK 0.21; the resolution to reduce
       the share capital is conditional upon the amendment
       of the Articles of Association in accordance
       with Resolution 7.B; after the latest resolution
       on value transfer, SEK 1,615,802,437 remains
       disposable for value transfer

7.d    Amend the wording of the Articles of Association          Mgmt          For                            For
       including an amendment of Section 4, in accordance
       with the following: that the permitted range
       of the share capital be increased from a minimum
       of SEK 28,000,000 and a maximum of SEK 112,000,000
       to a minimum of SEK 32,000,000 and a maximum
       of SEK 128,000,000, in order to adjust the
       Articles of Association to the Resolution 7.E

7.e    Approve to increase the Company's share capital           Mgmt          For                            For
       by SEK 28,437,930 by way of a bonus issue;
       the amount by which the share capital shall
       be increased shall be transferred to the share
       capital from the non restricted equity; no
       new shares shall be issued in connection with
       the increase of the share capital; after the
       increase, the Company's share capital will
       amount to SEK 56,875,860 divided into, in total,
       136,502,064 shares, each with a quotient value
       of approximately SEK 0.42; the issue resolution
       is conditional upon the amendment of the Articles
       of Association in accordance with the proposal
       in Resolution 7.D

8.     Approve to reduce the Statutory Fund of the               Mgmt          For                            For
       Company by SEK 2,063,629,662, for allocation
       to non-restricted funds to be utilized pursuant
       to resolutions by General Meetings of shareholders
       to come, fo11owing the execution of the reduction,
       the statutory reserve will be dissolved; the
       execution of the reduction resolution requires
       the permission of the Swedish Companies Registration
       Office or, if disputed, that the court permits
       the reduction of the statutory reserve

9.     Closing of the EGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T                                                          Agenda Number:  701310877
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2007
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          For                            For
       for the YE 31 MAR 2007, together with the report
       of the Auditors

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and grant authority for the payment of a final
       dividend for the year of 34.0p per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

4.     Re-elect Mr. Paul Myners as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Bo Lerenius as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Francis Salway as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Mike Hussey as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Stuart Rose as a Director                    Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company for the ensuing year

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting    No vote

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 12,958,150.50;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,352,092; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares in accordance with Section 166 of the
       Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985]
       of up 47,041,849 Ordinary Shares of 10p, at
       a minimum price of 10p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2008 ]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

14.    Authorize the Company to serve any notice or              Mgmt          For                            For
       send or supply any other document or information
       to a Member [or where applicable a Nominee]
       by making the notice or document or information
       available on the Company's website or by using
       electronic means

15.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 [the Act] [and,
       in accordance with Section 347D of the Act
       any other Company which is a subsidiary [wholly
       owned or otherwise] of the Company during the
       period to which this resolution relates], to
       make donations to EU political organizations
       and to incur EU political expenditure up to
       a maximum aggregate nominal amount of GBP 20,000
       per annum [Section 347A of the Act]; [Authority
       expires at the conclusion of the AGM of the
       Company in 2008]




--------------------------------------------------------------------------------------------------------------------------
 LASALLE HOTEL PROPERTIES                                                                    Agenda Number:  932823582
--------------------------------------------------------------------------------------------------------------------------
        Security:  517942108
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2008
          Ticker:  LHO
            ISIN:  US5179421087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JON E. BORTZ                                              Mgmt          For                            For
       DONALD A. WASHBURN                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR
       ENDING DECEMBER 31, 2008.

03     TO CONSIDER AND ACT UPON ANY OTHER MATTERS THAT           Mgmt          Against                        Against
       MAY PROPERLY BE BROUGHT BEFORE THE ANNUAL MEETING
       AND AT ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON                                                  Agenda Number:  701492162
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2008
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of 17.6 per share

3.     Re-elect Sir. Robert Finch as a Director [Chairman]       Mgmt          For                            For

4.     Re-elect Mrs. K. E. Chaldecott as a Director              Mgmt          For                            For
       [Executive]

5.     Re-elect Mr. I. J. Henderson as a Director [Non-Executive]Mgmt          For                            For

6.     Re-elect Mr. R. Rowley as a Director [Non-Executive]      Mgmt          For                            For

7.     Re-elect Mr. R.W. T. Buchanan as a Director               Mgmt          For                            For
       [Non-Executive, 9 years service]

8.     Re-elect Mr. G. J. Gordon as a Director [Non-Executive,   Mgmt          For                            For
       9 years service]

9.     Re-elect Mr. M. Rapp as a Director [Non-Executive,        Mgmt          For                            For
       9 years service]

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Audit Committee
       to determine their remuneration

11.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

12.    Authorize the Company to allot the unissued               Mgmt          For                            For
       share capital of the Company

S.13   Approve to disapply the pre-emption provision             Mgmt          For                            For
       of Section 89 of the Companies Act 1985 to
       the extent specified

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

15.    Amend the Executive Share Option Scheme 1999              Mgmt          For                            For

16.    Amend the Incentive Share Option Scheme 1999              Mgmt          For                            For

S.17   Adopt the revised Articles of Association of              Mgmt          For                            For
       the Company with immediate effect

S.18   Adopt the revised Articles of Association with            Mgmt          For                            For
       effect from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY PROPERTY TRUST                                                                      Agenda Number:  932876812
--------------------------------------------------------------------------------------------------------------------------
        Security:  531172104
    Meeting Type:  Annual
    Meeting Date:  15-May-2008
          Ticker:  LRY
            ISIN:  US5311721048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FREDERICK F. BUCHHOLZ                                     Mgmt          For                            For
       THOMAS C. DELOACH, JR.                                    Mgmt          For                            For
       DANIEL P. GARTON                                          Mgmt          For                            For
       STEPHEN B. SIEGEL                                         Mgmt          For                            For

02     APPROVAL OF THE PROPOSAL TO RATIFY THE SELECTION          Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE TRUST'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 MACK-CALI REALTY CORPORATION                                                                Agenda Number:  932858888
--------------------------------------------------------------------------------------------------------------------------
        Security:  554489104
    Meeting Type:  Annual
    Meeting Date:  21-May-2008
          Ticker:  CLI
            ISIN:  US5544891048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NATHAN GANTCHER                                           Mgmt          For                            For
       DAVID S. MACK                                             Mgmt          For                            For
       WILLIAM L. MACK                                           Mgmt          For                            For
       ALAN G. PHILIBOSIAN                                       Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701411530
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701W102
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2007
          Ticker:
            ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the Trust for the               Non-Voting    No vote
       YE 30 JUN 2007 and an update on recent activities

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and all other purposes, the issue of units
       in the Trust to Macquarie DDR Management Limited
       in lieu of performance fees [should performance
       fees become payable], in accordance with listing
       Rule 7.1, the conditions of a waiver from ASX
       Listing Rule 10.11 previously granted by ASX
       Limited and Clause 19 of the constitution of
       the Trust, in respect of each quarter from
       01 JAN 2008 up to and including the quarter
       ending 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701413483
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2007
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Vindemia and Mercialys and
       approve all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 6,995,000.00 and the consideration for
       it

2.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 259,074.00, with an issuance
       premium of EUR 6,735,924.00, by issuance of
       259,074 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Vindemia
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Vindemia, for a global
       amount of EUR 6,735,924.00, will be registered
       to a contribution premium account; authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

3.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.1 and 2, the record that the capital increase
       shall be definitively completed, and consequently,
       the contribution of Vindemia shall be final;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

4.     Approve, after having taken note of the contribution      Mgmt          For                            For
       agreement between Fim Colimo and Mercialys,
       all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 36,665,000.00 and the consideration
       for it

5.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 1,357,962.00, with an issuance
       premium of EUR 35,307,012.00, by issuance of
       1,357,962 new fully paid-up shares of a par
       value of EUR 1.00 each, to be allocated to
       Fim Colimo in remuneration of its contribution;
       these new shares will be assimilated in all
       respects to the existing shares, will be subject
       to the statutory provisions and will grant
       entitlement to any distribution of dividend;
       the difference between the asset value brought
       and the nominal value of the created shares
       in remuneration for the contribution of Fim
       Colimo, for a global amount of EUR 35,307,012.00,
       will be registered to a contribution premium
       account; and authorize the Board of Directors
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

6.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.4 and 5, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of Fim Colimo shall be final;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Sci Omega and Mercialys,
       all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 3,529,980.00 and the consideration for
       it

8.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 130,740.00, with an issuance
       premium of EUR 3,399,240.00, by issuance of
       130,740 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Sci Omega
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Sci Omega, for a global
       amount of EUR 3,399,240.00, will be registered
       to a contribution premium account; and authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

9.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.7 and 8, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of omega shall be final; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

10.    Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Sci Timur and Mercialys,
       the terms of the Contribution Agreement, the
       valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 13,048,155.00 and the consideration
       for it

11.    Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 483,265.00, with an issuance
       premium of EUR 12,564,890.00, by issuance of
       483,265 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Timur
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Timur, for a global
       amount of EUR 12,564,890.00, will be registered
       to a contribution premium account; and authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

12.    Approve, following the approval of the Resolution         Mgmt          For                            For
       No.10 and 11, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of Timur shall be final; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

13.    Amend Article Number 6 of the By-Laws                     Mgmt          For                            For

14.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701515059
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  06-May-2008
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007
       as presented; earnings for the FY: EUR 68,407,165.68
       appropriation of the dividends and deposits
       to retained earnings: EUR 48,723.03 withdrawn
       from contribution premium account: EUR 517,157.34

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; net income of
       the Group: EUR 71,549,000.00

O.3    Approve, the recommendations of the Board of              Mgmt          For                            For
       Directors and to appropriate the income for
       the FY as follows: earnings for the FY: EUR
       68,407,165.68 granted from legal reserve: EUR
       3,420,358.28 [debit] retained earnings: EUR
       4,532,583.89 distributable income: EUR 69,519,391.29
       dividends: EUR 60,871,466.79 appropriation
       to retained earnings: EUR 8,647,924.50; to
       remind that an interim dividend of EUR 0.36was
       already paid on 04 OCT 2007; the remaining
       dividend of EUR 0.45 will be paid on 13 MAY
       2008, and will entitle natural persons to the
       50% allowance; the shareholders will receive
       a net dividend of EUR 0.81 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 0.71 for
       FYE 31 DEC 2006 EUR 0.59 for FYE 31 DEC 2005
       EUR 0.00 on 31 OCT 2005Approve, the recommendations
       of the Board of Directors and to appropriate
       the income for the FY as follows: earnings
       for the FY: EUR 68,407,165.68 granted from
       legal reserve: EUR 3,420,358.28 [debit] retained
       earnings: EUR 4,532,583.89 distributable income:
       EUR 69,519,391.29 dividends: EUR 60,871,466.79
       appropriation to retained earnings: EUR 8,647,924.50;
       to remind that an interim dividend of EUR 0.36was
       already paid on 04 OCT 2007; the remaining
       dividend of EUR 0.45 will be paid on 13 MAY
       2008, and will entitle natural persons to the
       50% allowance; the shareholders will receive
       a net dividend of EUR 0.81 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 0.71 for
       FYE 31 DEC 2006 EUR 0.59 for FYE 31 DEC 2005
       EUR 0.00 on 31 OCT 2005

O.4    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Article L.225.38
       of the French Commercial Code, the said report
       and the agreements referred to therein

O.5    Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Bouloc as a Member of the Board of Directors
       for a 3 year period

O.6    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Dumas as a Member of the Board of Directors
       for a 3 year period

O.7    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Erhmann as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Feraud as a Member of the Board of Directors
       for a 3 year period

O.9    Approve to renew the appointment of Mr. Gerard            Mgmt          For                            For
       Koenigkheit as a Member of the Board of Directors
       for a 3 year period

O.10   Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Moati as a Member of the Board of Directors
       for a 3 year period

O.11   Approve to renew appointment of Mr. Eric Sasson           Mgmt          For                            For
       as a Member of the Board of Directors for a
       3 year period

O.12   Approve to renew the appointment of Mr. Catherine         Mgmt          For                            For
       Soubie as a Member of the Board of Directors
       for a 3 year period

O.13   Approve to renew appointment of Mr. Pierre Vaquier        Mgmt          For                            For
       as a Member of the Board of Directors for a
       3 year period

O.14   Approve to renew the appointment of Mr. Casino,           Mgmt          For                            For
       Guichard Perrachon as a Member of the Board
       of Directors for a 3 year period

O.15   Approve to renew the appointment of Mr. L. Immobiliere    Mgmt          For                            For
       Groupe Casino as a Member of the Board of Directors
       for a 3 year period

O.16   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 42.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 315,369,516.00; [Authority is given for
       a 18 month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its Resolution 8; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; following the reading report of the
       Board of Directors, the shareholders' meeting
       decides that the various delegations given
       to it at the present meeting shall be used
       in whole or in part in accordance with the
       legal provisions in force, during periods when
       cash or stock tender offers are in effect for
       the Company's shares, starting from the date
       of the present meeting; and to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors all powers               Mgmt          Against                        Against
       to grant, in 1 or more transactions, in favour
       of the employees or the Corporate Officers
       of the Company, options giving the right to
       purchase existing shares purchased by the Company,
       it being provided the at the options shall
       not give rights to a total number of shares,
       which shall exceed 10% of the global amount
       of shares of the Company; [Authority is granted
       for a 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 29

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of the employees
       or the Corporate Officers of the Company, options
       giving the right either to subscribe for new
       shares in the Company to be issued through
       a share capital increase, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       3% of the share capital; [Authority is granted
       for a 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 30

E.19   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and the
       related Companies; they may not represent more
       than 1% of the share capital; [Authority is
       given for a 38 month period]; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 SEP 2005
       in its Resolution 31

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority is given for a 36 month
       period]; and to take all necessary measures
       and accomplish all necessary formalities and
       amend the corresponding Articles of the Bylaws;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 28




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701384579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

1.     Receive the financial reports of Mirvac Group,            Non-Voting    No vote
       and MPT, and the reports of the Directors and
       the Auditors for each entity for the YE 30
       JUN 2007

       PLEASE NOTE THAT THE RESOLUTIONS 2.A AND 2.B              Non-Voting    No vote
       ARE OF MIRVAC LIMITED. THANK YOU.

2.A    Re-elect Mr. James A.C. MacKenzie as a Director           Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

2.B    Re-elect Mr. Richard W. Turner A.M. as a Director         Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

       PLEASE NOTE THAT THE RESOLUTION 3 IS OF MIRVAC            Non-Voting    No vote
       LIMITED. THANK YOU.

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2007

       PLEASE NOTE THAT THE RESOLUTION 4 IS OF MIRVAC            Non-Voting    No vote
       PROPERTY TRUST. THANK YOU.

S.4    Amend the Constitution of Mirvac Property Trust           Mgmt          For                            For
       ARSN 086 780 645 in accordance with the provisions
       of the 'Amending Deed Poll - Mirvac Property
       Trust' as specified and authorize Mirvac Funds
       Limited to execute the amending deed poll and
       lodge it with the Australian Securities and
       Investments Commission

       PLEASE NOTE THAT THE RESOLUTION 5 IS OF MIRVAC            Non-Voting    No vote
       AND MIRVAC PROPERTY TRUST LIMITED. THANK YOU

       PLEASE NOTE THAT RESOLUTION 5 WILL ONLY BE CONSIDERED     Non-Voting    No vote
       IF THE RESOLUTION 4 IS PASSED. THANK YOU.

5.     Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Performance Plan, as specified

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE OF             Non-Voting    No vote
       MIRVAC AND MIRVAC PROPERTY TRUST LIMITED. THANK
       YOU

       PLEASE NOTE THAT RESOLUTION 6 WILL ONLY BE CONSIDERED     Non-Voting    No vote
       IF THE RESOLUTIONS 4 AND 5 ARE PASSED. THANK
       YOU.

6.A    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Gregory
       Paramor [Managing Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.B    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Nicholas
       Collishaw [Executive Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.C    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Adrian Fini
       [Executive Director] in Mirvac Group's Long
       Term Performance Plan on the terms of that
       Plan and as specified




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701613146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701613324
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701398162
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2007
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited Financial Statements     Mgmt          For                            For
       and the Reports of the Directors and Auditors
       for the year ended 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Dr. Cheng Kar-Shun, Henry as Director            Mgmt          For                            For

3.b    Re-elect Mr. Chow Kwai-Cheung as Director                 Mgmt          For                            For

3.c    Re-elect Mr. Fu Sze-Shing as Director                     Mgmt          For                            For

3.d    Re-elect Mr. Lee Luen-Wai, John as Director               Mgmt          Against                        Against

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint PricewaterhouseCoopers as Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution otherwise than pursuant to: i) a
       Rights Issue; or ii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iii) the exercise of any share option scheme
       of the Company or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law or the Articles of Association
       of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for such purposes, subject to and in accordance
       with Cayman Islands Law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange or rules
       of any other stock exchange as amended from
       time to time  not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.1 and 5.2, to extend the general mandate
       granted to the Directors by addition to the
       aggregate nominal value of the share capital
       of the Company which may be allotted or agreed
       to be allotted by the Directors pursuant to
       Resolution 5.1, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701628375
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the master service agreement           Mgmt          For                            For
       dated 27 MAY 2008 entered into between the
       Company and New World Development Company Limited
       [the "Master Service Agreement"], a copy of
       the circular dated 10 JUN 2008 marked "A" and
       a copy of the Master Service Agreement marked
       "B" have been produced to the meeting and signed
       by the Chairman of the meeting for the purpose
       of identification, and the terms of and the
       transactions contemplated thereunder; and the
       annual cap in respect of each category of the
       Services [as defined in the circular] under
       the Master Service Agreement; and authorize
       any one of the Director of the Company for
       and on behalf of the Company to execute all
       such documents and to do all such acts or things
       incidental to, ancillary to or in connection
       with the Master Service Agreement




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701344777
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2007
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          Against                        Against

2.     Approve the notice and the agenda                         Mgmt          Against                        Against

3.     Elect 1 person to co-sign the minutes of the              Mgmt          Against                        Against
       EGM

4.     Approve to increase the share capital up to               Mgmt          Against                        Against
       405,000,000 with preference for existing shareholders

5.     Authorize the Board to increase the share capital,        Mgmt          Against                        Against
       valid to 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701567488
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  OGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect a person to Chair the meeting                       Mgmt          For                            For

2.     Approve the notice and agenda of the general              Mgmt          For                            For
       meeting

3.     Elect the person to co-sign the minutes                   Mgmt          For                            For

4.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for the FY 2007

5.     Approve to determine the remuneration to the              Mgmt          For                            For
       Board of Directors

6.     Approve the Auditors fee                                  Mgmt          For                            For

7.     Elect the Board of Directors/Board Members                Mgmt          Against                        Against

8.     Approve the Board statement regarding the specification   Mgmt          For                            For
       of salaries and other remuneration to the Management
       pursuant to the Section 6-16A of the Public
       Limited Liability Companies Act

9.     Elect the Members of the Nomination Committee             Mgmt          For                            For

10.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital-cash

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital-contribution in




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701614085
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          For                            For

2.     Approve the notice and the agenda                         Mgmt          For                            For

3.     Elect 1 person to co-sign the minutes together            Mgmt          For                            For
       with the Chairman

4.     Approve to increase share capital                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC STORAGE                                                                              Agenda Number:  932836692
--------------------------------------------------------------------------------------------------------------------------
        Security:  74460D109
    Meeting Type:  Annual
    Meeting Date:  08-May-2008
          Ticker:  PSA
            ISIN:  US74460D1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       B. WAYNE HUGHES                                           Mgmt          For                            For
       RONALD L. HAVNER, JR.                                     Mgmt          For                            For
       HARVEY LENKIN                                             Mgmt          For                            For
       DANN V. ANGELOFF                                          Mgmt          For                            For
       WILLIAM C. BAKER                                          Mgmt          For                            For
       JOHN T. EVANS                                             Mgmt          For                            For
       URI P. HARKHAM                                            Mgmt          For                            For
       B. WAYNE HUGHES, JR.                                      Mgmt          For                            For
       GARY E. PRUITT                                            Mgmt          For                            For
       DANIEL C. STATON                                          Mgmt          For                            For

02     RATIFICATION OF AUDITORS                                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REGENCY CENTERS CORPORATION                                                                 Agenda Number:  932827516
--------------------------------------------------------------------------------------------------------------------------
        Security:  758849103
    Meeting Type:  Annual
    Meeting Date:  06-May-2008
          Ticker:  REG
            ISIN:  US7588491032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARTIN E. STEIN, JR.                                      Mgmt          For                            For
       RAYMOND L. BANK                                           Mgmt          For                            For
       C. RONALD BLANKENSHIP                                     Mgmt          For                            For
       A.R. CARPENTER                                            Mgmt          For                            For
       J. DIX DRUCE                                              Mgmt          For                            For
       MARY LOU FIALA                                            Mgmt          For                            For
       BRUCE M. JOHNSON                                          Mgmt          For                            For
       DOUGLAS S. LUKE                                           Mgmt          For                            For
       JOHN C. SCHWEITZER                                        Mgmt          For                            For
       THOMAS G. WATTLES                                         Mgmt          For                            For
       TERRY N. WORRELL                                          Mgmt          For                            For

02     REAPPROVAL OF PERFORMANCE GOALS UNDER THE COMPANY'S       Mgmt          For                            For
       LONG-TERM OMNIBUS PLAN.

03     RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE            Mgmt          For                            For
       COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 SAFESTORE HOLDINGS PLC, HERTFORDSHIRE                                                       Agenda Number:  701468844
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77733106
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  GB00B1N7Z094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts and reports         Mgmt          For                            For
       for the YE 31 OCT 2007

2.     Re-appoint the Company's Auditors                         Mgmt          For                            For

3.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

4.     Declare a final dividend for the YE 31 OCT 2007           Mgmt          For                            For

5.     Re-appoint Mr. Stephen Williams as a Director             Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. John Von Spreckelsen as a Director         Mgmt          Abstain                        Against
       of the Company

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 OCT 2007

8.     Authorize the Company to make political donations         Mgmt          For                            For
       and incur political expenditure

9.     Authorize the Directors to allot revenant securities      Mgmt          For                            For

S.10   Authorize the disapplication of pre-emption               Mgmt          For                            For
       rights

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares

S.12   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701323999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277109
    Meeting Type:  EGM
    Meeting Date:  26-Jul-2007
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, to dispose Slough Estates USA, Inc.              Mgmt          For                            For
       [SEUSA] and its subsidiaries as specified and
       subject to the conditions contained in the
       share purchase agreement dated 3 JUN 2007 entered
       into between the Company and Health Care Property
       Investors, Inc [the SPA]; and authorize the
       Directors of the Company [or a duly authorized
       Committee of the Directors] to conclude and
       implement the same in accordance with such
       terms and conditions and to agree such amendments
       and variations to, and waivers of, such terms
       and conditions [provided such amendments, variations
       or waivers are not of a material nature] and
       to any documents relating thereto as they may,
       in their absolute discretion, think fit

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolution 1 as specified, in accordance
       with the terms and subject to the conditions
       as specified, and subject to and conditional
       upon the admission of the New Ordinary Shares
       and any Fractional Entitlement Shares [as specified]
       to the Official List of United Kingdom Listing
       Authority and to trading on the London Stock
       Exchange's market for and date as the Directors
       of the Company [or a duly authorized Committee
       of the Directors] may decide; a) to sub-divided
       all ordinary shares of 25 pence each in the
       capital of the Company which, at 06:00 PM on
       Friday, 17 AUG 2007 [or such other time and
       date as the Directors of the Company (or a
       duly authorized Committee of the Directors)
       may determine] shown in the books of the Company
       as authorized, whether issued or unissued,
       into new ordinary shares of 1/12 pence each
       in capital of the Company [the Intermediate
       Shares]; and b); i) to consolidated all Intermediate
       Shares that are unissued into new ordinary
       shares of 27 1/12 pence each in the capital
       of the Company [the Unissued New Ordinary Shares],
       provided that, where such consolidated would
       otherwise result in fraction of an unissued
       New Ordinary share, that number of Intermediate
       Shares which would otherwise constitute such
       fraction shall be cancelled pursuant to Section
       121(2)(e) of the Companies Act 1985; and ii)
       all Intermediate shares that are in issue shall
       be consolidated into new ordinary shares of
       27 1/12 pence each in the capital of the Company
       [the New Ordinary Shares], provided that, where
       such consolidation results in any member being
       entitled to a fraction of a New Ordinary Share,
       such fraction shall, so far as possible, be
       aggregated with the fractions of a New Ordinary
       Share to which other members of the Company
       may be entitled and authorize the Directors
       of the Company to sell [or appoint any other
       person to sell] to any person, on behalf of
       the relevant members, all the New Ordinary
       Shares representing such fractions [the Fractional
       Entitlement Shares], at the best price reasonably
       obtainable and to distribute the proceeds of
       sale [net of expenses] in due proportion among
       the relevant members entitled thereto [save
       that any fraction of a penny which would otherwise
       be payable shall be rounded up or down in accordance
       with the usual practice of the registrar of
       the Company and save that, pursuant to the
       Article 61 of the Company's Articles of Association,
       the Company may retain the net proceeds of
       sale of such Fractional Entitlement Shares
       where the individual amount of new proceeds
       to which any member is entitled is less then
       GBP 3.00] and authorize any Director of the
       Company [or any person appointed by the Directors
       of the Company] to execute an instrument of
       transfer in respect of such Fractional Entitlement
       Shares on behalf of the relevant members and
       to do all acts and things the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with, the
       discretion of any Buyer of any such Fractional
       Entitlement Share




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701528626
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  AGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of the accounts for the             Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and the Auditors thereon

2.     Declare the final dividend of the 14.7 pence              Mgmt          For                            For
       [comprising a dividend of 9.0 pence and a property
       income distribution of 5.7 pence] per shares
       recommended by the Directors in respect of
       the YE 31 DEC 2007 payable on 23 MAY 2008 to
       holders of ordinary shares registered at the
       close of business on 18 APR 2008

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee for the YE 31 DEC 2007

4.     Re-elect Lord Blackwell who retires from the              Mgmt          For                            For
       Board by rotation

5.     Re-elect Mr. Ian Coull who retires from the               Mgmt          For                            For
       Board by rotation

6.     Re-elect Mr. David Sleath who retires from the            Mgmt          For                            For
       Board by rotation

7.     Re-elect Mr. Thom Wernink who retires from the            Mgmt          For                            For
       Board by rotation

8.     Re-appoint Deloitte & Young LLP as the Auditor            Mgmt          For                            For
       to hold office until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Authorize the Company and all the Companies               Mgmt          For                            For
       that are subsidiaries of the Company, in accordance
       with Section 366 and 367 of the Companies Act
       2006 [the 2006 Act], at the time at which this
       resolution is passed or at any time during
       the period for which this resolution has effect
       are authorized to: i) make political donations
       to political parties or independent election
       candidates, as defined in Section 363 and 364
       of the 2006 Act, not exceeding GBP 20,000 in
       total; ii) make political donations to political
       organizations other than political parties,
       as defined Section 363 and 364 of the 2006
       Act, not exceeding GBP 20,000 in total; and
       iii) incur political expenditure as defined
       in Section 365 of the 2006 Act, not exceeding
       GBP 20,000 in total, in any event, the aggregate
       amount of political donations and political
       expenditure made or incurred by the Company
       and its subsidiaries pursuant to this resolution
       shall not exceed GBP 40,000; [Authority expires
       earlier the conclusion of the next AGM or 30
       JUN 2009]

S.11   Approve to renew, in substitution for all existing        Mgmt          For                            For
       unexercised authorities, the authority conferred
       on the Directors by Article 10[a] of the Company's
       Articles of Association [Authority expires
       earlier the conclusion of the next AGM or,
       if earlier, on 19 AUG 2009] [unless previously
       renewed, varied or revoked] and for that period,
       the Section 80 amount is GBP 28,444,573.35

S.12   Approve to renew, subject to the passing of               Mgmt          For                            For
       resolution 11, and in substitution of all existing
       unexercised authorities, the authority conferred
       on the Directors by Articles 10[b] of the Articles
       of Association of the Company [Authority expires
       earlier the conclusion the next AGM of the
       Company or, if earlier, on 19 AUG 2009], [unless
       previously renewed, varied or revoked], and
       for the purposes of Article 10[b] of the Articles
       of Association of the Company, the Section
       89 amount shall be GBP5, 907,771.32

S.13   Authorize the Company for the purpose of Section          Mgmt          For                            For
       166 of the 1985 Act to make market purchases
       [within the meaning of section 163 of that
       Act] of ordinary shares of 27 1/12 p each in
       the Capital of the Company provided that; (a)
       the maximum aggregate number of ordinary shares
       which may be purchased pursuant to this authority
       is GBP 11,815,542.64 [representing 10% of the
       issued ordinary shares of 27 1/12 p; (c) the
       maximum price which may be paid for each ordinary
       share [exclusive of expenses] must not be more
       than the higher of 105% of the average of the
       middle market quotation for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which such ordinary share
       is contracted to be purchased; and [ii] that
       stipulated by Article 5[1] of the Buy-back
       and Stabilization Regulations 2003; (d); [Authority
       expire at the conclusion of the next AGM of
       the Company or on 19 AUG 2009]; and the Company
       may make a contract to purchase its ordinary
       shares under this authority which would or
       might involve the Company purchasing its own
       shares after this authority expires

S.14   Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company as specified, with effect from
       the conclusion of the meeting

15.    Adopt the SEGRO Plc 2008 Long Term Incentive              Mgmt          For                            For
       Plan [the Plan], the principal terms as specified;
       and authorize the Directors to do all acts
       and things necessary or expedient to implement
       the Plan including making any changes to the
       draft rules of the Plan as the Directors consider
       necessary or desirable to obtain any approvals
       or to take account of any statutory, fiscal,
       exchange control or securities regulations
       either generally or in relation to any potential
       participants as long as the overall limits
       contained in the Plan continue to apply




--------------------------------------------------------------------------------------------------------------------------
 SIMON PROPERTY GROUP, INC.                                                                  Agenda Number:  932836957
--------------------------------------------------------------------------------------------------------------------------
        Security:  828806109
    Meeting Type:  Annual
    Meeting Date:  08-May-2008
          Ticker:  SPG
            ISIN:  US8288061091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BIRCH BAYH                                                Mgmt          For                            For
       MELVYN E. BERGSTEIN                                       Mgmt          For                            For
       LINDA WALKER BYNOE                                        Mgmt          For                            For
       KAREN N. HORN                                             Mgmt          For                            For
       REUBEN S. LEIBOWITZ                                       Mgmt          For                            For
       J. ALBERT SMITH, JR.                                      Mgmt          For                            For
       PIETER S. VAN DEN BERG                                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.

03     TO APPROVE THE AMENDED SIMON PROPERTY GROUP,              Mgmt          For                            For
       L.P. 1998 STOCK INCENTIVE PLAN.

04     THE STOCKHOLDER PROPOSAL TO ADOPT A "PAY FOR              Shr           Against                        For
       SUPERIOR PERFORMANCE PRINCIPLE (SIC)."




--------------------------------------------------------------------------------------------------------------------------
 SL GREEN REALTY CORP.                                                                       Agenda Number:  932892082
--------------------------------------------------------------------------------------------------------------------------
        Security:  78440X101
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2008
          Ticker:  SLG
            ISIN:  US78440X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARC HOLLIDAY                                             Mgmt          For                            For
       JOHN S. LEVY                                              Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.

03     TO APPROVE AND RATIFY THE ADOPTION OF OUR 2008            Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN IN ORDER TO INCREASE
       THE NUMBER OF SHARES THAT MAY BE ISSUED PURSUANT
       TO SUCH PLAN.




--------------------------------------------------------------------------------------------------------------------------
 SPIRIT FINANCE CORPORATION                                                                  Agenda Number:  932736296
--------------------------------------------------------------------------------------------------------------------------
        Security:  848568309
    Meeting Type:  Annual
    Meeting Date:  02-Jul-2007
          Ticker:  SFC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO APPROVE THE MERGER OF REDFORD MERGER          Mgmt          For                            For
       CO. WITH THE COMPANY ON SUBSTANTIALLY THE TERMS
       AND CONDITIONS SET FORTH IN THE AGREEMENT AND
       PLAN OF MERGER DATED AS OF MARCH 12, 2007,
       BY AND AMONG REDFORD HOLDCO, LLC, REDFORD MERGER
       CO. AND THE COMPANY.

02     DIRECTOR
       MORTON H. FLEISCHER                                       Mgmt          For                            For
       CHRISTOPHER H. VOLK                                       Mgmt          For                            For
       WILLIE R. BARNES                                          Mgmt          For                            For
       LINDA J. BLESSING                                         Mgmt          For                            For
       DENNIS E. MITCHEM                                         Mgmt          For                            For
       PAUL F. OREFFICE                                          Mgmt          For                            For
       JAMES R. PARISH                                           Mgmt          For                            For
       KENNETH B. ROATH                                          Mgmt          For                            For
       CASEY J. SYLLA                                            Mgmt          For                            For
       SHELBY YASTROW                                            Mgmt          For                            For

03     PROPOSAL TO CONSIDER THE RATIFICATION OF THE              Mgmt          For                            For
       APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

04     PROPOSAL TO APPROVE ANY ADJOURNMENTS OF THE               Mgmt          For                            For
       ANNUAL MEETING FOR THE PURPOSE, AMONG OTHERS,
       OF SOLICITING ADDITIONAL PROXIES IF THERE ARE
       NOT SUFFICIENT VOTES AT THE ANNUAL MEETING
       TO APPROVE THE MERGER.




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701473592
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2008
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Presenting the financial statements and the               Non-Voting    No vote
       Auditor[s] report

2.     Adopt the accounts                                        Mgmt          For                            For

3.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.50 per share

4.     Grant discharge from liability                            Mgmt          For                            For

5.     Approve the remuneration of Board Members                 Mgmt          For                            For

6.     Approve the number of Board Members                       Mgmt          For                            For

7.     Elect the Board                                           Mgmt          For                            For

8.     Approve the remuneration of Auditor[s]                    Mgmt          For                            For

9.     Elect the Auditor[s]                                      Mgmt          For                            For

10.    Amend the Articles of Association                         Mgmt          For                            For

11.    Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

12.    Authorize the Board to decide on share issue              Mgmt          For                            For
       and special rights entitling to shares

13.    Approve the proposal by the state of Finland              Mgmt          Against                        Against
       concerning the appointment of Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701371801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2007
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors' report and financial statements
       for the YE 30 JUN 2007, together with the Independent
       Auditor's report

2.     Re-elect Mr. Duncan Boyle as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Elect Mr. Barry Neil as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Nick Greiner as a Director of the            Mgmt          For                            For
       Company who retires by rotation in accordance
       with the Company's Constitution

5.     Re-elect Mr. Hugh Thorburn as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Re-elect Mr. Graham Bradley as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

7.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2007

8.     Approve to increase the maximum aggregate payment         Mgmt          For                            For
       limit for Non-Executive Directors' fees by
       an amount of AUD 600,000 from AUD 1,900,000
       including superannuation to AUD 2,500,000 including
       superannuation

9.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 395,000 performance rights; and b) the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

10.    Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, Finance Director
       as to 166,000 performance rights; and b) the
       acquisition accordingly by Mr. H. Thorburn
       of those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701613487
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUNSTONE HOTEL INVESTORS, INC.                                                              Agenda Number:  932852494
--------------------------------------------------------------------------------------------------------------------------
        Security:  867892101
    Meeting Type:  Annual
    Meeting Date:  07-May-2008
          Ticker:  SHO
            ISIN:  US8678921011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT A. ALTER                                           Mgmt          For                            For
       LEWIS N. WOLFF                                            Mgmt          For                            For
       Z. JAMIE BEHAR                                            Mgmt          For                            For
       THOMAS A. LEWIS                                           Mgmt          For                            For
       KEITH M. LOCKER                                           Mgmt          For                            For
       KEITH P. RUSSELL                                          Mgmt          For                            For

02     RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT         Mgmt          For                            For
       OF ERNST & YOUNG LLP TO ACT AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2008.

03     ADOPTION OF THE EXECUTIVE INCENTIVE PLAN.                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAI CHEUNG HLDGS LTD                                                                        Agenda Number:  701326440
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8659B105
    Meeting Type:  AGM
    Meeting Date:  13-Sep-2007
          Ticker:
            ISIN:  BMG8659B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statement of accounts               Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 MAR 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Man Sing Kwong as a Director                 Mgmt          For                            For

3.b    Re-elect Mr. William Wai Lim Lam as a Director            Mgmt          For                            For

3.c    Re-elect Mr. Wing Sau Li as a Director                    Mgmt          For                            For

3.d    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor of the Company at a fee to be agreed
       by the Directors

5.     Authorize the Directors, to repurchase shares             Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or on any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Law to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          Against                        Against
       deal with any unissued shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures, notes and any securities which
       carry rights to subscribe for or are convertible
       into shares of the Company] which would or
       might require the exercise of such power; during
       and after the end of the relevant period; shall
       not exceed 20% of the aggregate nominal amount
       of the issued share capital of the Company,
       [whether pursuant to an option or otherwise]
       and issued by the Directors pursuant to the
       approval, otherwise than pursuant to i) a rights
       issue [as specified]; ii) an issue of shares
       as scrip dividends in accordance with the Bye-laws
       of the Company from time to time; or iii) an
       issue of shares upon the exercise of rights
       of subscription or conversion under the terms
       of any bonds, warrants, debenture, notes and
       any securities which carry rights to subscribe
       for or are convertible into shares of the Company;
       or iv) an issue of shares under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       grantees as specified in such scheme or similar
       arrangement of shares or rights to acquire
       shares of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6 as specified, the general mandate granted
       to the Directors to allot, issue and deal with
       any unissued shares and to make or grant offers,
       agreements and options which might require
       the exercise of such powers pursuant to Resolution
       6 as specified extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as specified,
       provided that such amount of shares shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701315473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2007

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and fixing of their remuneration

3.A    Re-appoint Mr. Nicholas Robert SALLNOW-SMITH              Mgmt          For                            For
       as a Director of The Link Management Limited,
       as a Manager of the Link REIT [the Manager],
       who retires pursuant to Article 121 of the
       Articles of Association of the Manager

3.B    Re-appoint Mr. Chew Fook Aun as a Director of             Mgmt          For                            For
       The Link Management Limited, as a Manager of
       the Link REIT [the Manager], who retires pursuant
       to Article 121 of the Articles of Association
       of the Manager

4.     Re-elect Dr. Allan ZEMAN as a Director of the             Mgmt          For                            For
       Manager, who will retire by rotation pursuant
       to Article 125 of the Articles of Association
       of the Manager

S.5.A  Approve, subject to the passing the Resolutions           Mgmt          For                            For
       S.5.B, 5.C and 5.G, the insertion of new Paragraph
       Clause 8.1.6 to the Trust Deed as constituting
       The Link REIT [the Trust Deed] as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 8.1.6 of the
       Trust Deed

S.5.B  Amend, subject to the passing the Resolutions             Mgmt          For                            For
       S.5.A, 5.C and 5.G, Clause 8.6 of the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       8.6 of the Trust Deed

S.5.C  Approve, subject to the passing the Resolutions           Mgmt          For                            For
       S.5.A, 5.C and 5.G, the insertion of new Paragraph
       Clause 16.1A to the Trust Deed as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 16.1A  of the
       Trust Deed

S.5.D  Amend, subject to the passing the Resolution              Mgmt          For                            For
       S.5.G, Clause 19.2.12 of the Trust Deed and
       Paragraph 2 of the Second Schedule to the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       19.2.12 of the Trust Deed and Second Schedule
       to the Trust Deed

S.5.E  Amend Clause 8.2.2 of the Trust Deed and insertion        Mgmt          For                            For
       of new Paragraph Clause 8.2.2A 2 to the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       8.2.2 and 8.2.2A of the Trust Deed

S.5.F  Amend, subject to the passing the Resolutions             Mgmt          For                            For
       S.5.E and 5.G, Clause 8.1.4 of the Trust Deed
       and insertion of new Paragraph Clause 8.1.4A
       and clause 8.14B to the Trust Deed as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 8.1.4, 8.1.4A
       and 8.14B of the Trust Deed

S.5.G  Amend Clause 1.1 of the Trust Deed as specified;          Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 1.1 of the
       Trust Deed

S.5.H  Amend Clause 9.2 of the Trust Deed and insertion          Mgmt          For                            For
       of new Paragraph Clause 9.2.2 as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 9.2 of the
       Trust Deed

S.5.I  Amend Clause 12.4.5 of the Trust Deed as specified;       Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 12.4.5 of the
       Trust Deed

S.5.J  Amend Clause 7.5 of the Trust Deed as specified;          Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 7.5 of the
       Trust Deed

6.     Approve, subject to passing of resolutions 5.A,           Mgmt          For                            For
       5.B and 5.C, the long-term Incentive Plan as
       specified and grant of awards and issue of
       units to the connected persons; the issue of
       units of the Link REIT [Units] to connected
       persons from time to time pursuant to the plan
       and any awards granted thereunder, subject
       to compliance with the conditions of any relevant
       waivers obtained in this regard from the securities
       and futures commission in respect of compliance
       with the code on Real Estate Investments Trusts
       and authorize the Manager, any Director of
       the Manager, the Manager and the Trustee to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required; as the Manager,
       such Director of the Manager or the Trustee,
       as may consider expedient or necessary or in
       the interests of the Link REIT to give effect
       to the adoption, operation and administration
       of the plan, the grant of awards to connected
       persons from time to time pursuant to the plan
       and/or the issue of units to connected persons
       from time to time pursuant to the plan and
       any awards granted there under




--------------------------------------------------------------------------------------------------------------------------
 THE MACERICH COMPANY                                                                        Agenda Number:  932880861
--------------------------------------------------------------------------------------------------------------------------
        Security:  554382101
    Meeting Type:  Annual
    Meeting Date:  29-May-2008
          Ticker:  MAC
            ISIN:  US5543821012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DANA K. ANDERSON                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: DIANA M. LAING                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: STANLEY A. MOORE                    Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT ACCOUNTANTS
       FOR THE YEAR ENDING DECEMBER 31, 2008.

03     BOARD PROPOSAL TO AMEND OUR CHARTER TO PROVIDE            Mgmt          For                            For
       FOR THE DECLASSIFICATION OF OUR BOARD.




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701561602
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  27-May-2008
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for YE 31 DEC 2007               Mgmt          For                            For

3.A    Re-elect Mr. Paul M. P. Chan, a retiring Director,        Mgmt          For                            For
       as a Director

3.B    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.D    Re-elect Honorable Vincent K. Fang, a retiring            Mgmt          For                            For
       Director, as a Director

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Approve, with retroactive effect from 01 JAN              Mgmt          For                            For
       2007, an increase in the rate of fee payable
       to the Chairman of the Company from HKD 90,000
       per annum to HKD 100,000 per annum, an increase
       in the rate of fee payable to each of the other
       Directors of the Company from HKD 50,000 per
       annum to HKD 60,000 per annum, and an increase
       in the rate of fee payable to each of those
       Directors of the Company who from time to time
       are also Members of the Audit Committee of
       the Company from HKD 15,000 per annum to HKD
       20,000 per annum

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

7.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding the aggregate of a) 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any share option
       scheme or similar arrangement; or iii) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]

8.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 7, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701473819
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting    No vote
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Directors

8.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 UDR, INC.                                                                                   Agenda Number:  932869259
--------------------------------------------------------------------------------------------------------------------------
        Security:  902653104
    Meeting Type:  Annual
    Meeting Date:  30-May-2008
          Ticker:  UDR
            ISIN:  US9026531049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KATHERINE A. CATTANACH                                    Mgmt          For                            For
       ERIC J. FOSS                                              Mgmt          For                            For
       ROBERT P. FREEMAN                                         Mgmt          For                            For
       JON A. GROVE                                              Mgmt          For                            For
       JAMES D. KLINGBEIL                                        Mgmt          For                            For
       ROBERT C. LARSON                                          Mgmt          For                            For
       THOMAS R. OLIVER                                          Mgmt          For                            For
       LYNNE B. SAGALYN                                          Mgmt          For                            For
       MARK J. SANDLER                                           Mgmt          For                            For
       THOMAS W. TOOMEY                                          Mgmt          For                            For
       THOMAS C. WAJNERT                                         Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP TO SERVE AS OUR INDEPENDENT AUDITORS
       FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701500589
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                  Non-Voting    No vote

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of the income and dividends        Mgmt          For                            For
       of EUR 7 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory              Mgmt          For                            For
       Board Member

O.6    Re-elect Mr. Henri Moulard as a Supervisory               Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Bart Okkens as a Supervisory Board           Mgmt          For                            For
       Member

O.8    Re-elect Mr. Robert ter Haar as a Supervisory             Mgmt          For                            For
       Board Member

O.9    Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       Member

O.10   Elect Mr. Mary Harris as a Supervisory Board              Mgmt          For                            For
       Member

O.11   Ratify the change of the registered Office's              Mgmt          For                            For
       Location to 7, place Du Chancelier Adenauer,
       75016 Paris

O.12   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.13   Approve the reduction in the share capital via            Mgmt          For                            For
       cancellation of repurchased shares

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of             Mgmt          For                            For
       Bylaws regarding shareholding disclosure thresholds,
       shareholder's identification, Supervisory Board
       Members, allocation of income

E.16   Grant authority to filing of the required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701502709
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2008
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Dividend and reservation policy                           Non-Voting    No vote

6.     Declare [final] dividend for the 2007 FY                  Mgmt          For                            For

7.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of their Management during the 2007
       FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of their supervision of the management
       conducted by the Board of Management during
       the 2007 FY

9.     Explanation of the 2007 remuneration report               Non-Voting    No vote

10.    Adopt the remuneration of the Members of the              Mgmt          Abstain                        Against
       Board of Management

11.    Approve the remuneration system for the Members           Mgmt          For                            For
       of the Supervisory Board

12.    Amend the Articles of Association                         Mgmt          For                            For

13.    Re-appoint a Member of the Supervisory Board              Mgmt          For                            For

14.    Any other business                                        Non-Voting    No vote

15.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  701502759
--------------------------------------------------------------------------------------------------------------------------
        Security:  N91784103
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2008
          Ticker:
            ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     The minutes of the general meeting of shareholders        Non-Voting    No vote
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Update on the offering process                            Non-Voting    No vote

6.     Explanation of dividend and Reservation Policy            Non-Voting    No vote

7.     Approve the declaration of [final] dividend               Mgmt          For                            For
       for the 2007 FY

8.a    Grant discharge Mr. R.A. Van Gerrevink as a               Mgmt          For                            For
       Member of the Board Management in respect of
       its Management during the 2007 FY

8.b    Grant discharge Mr. T.M. de Witte as a Member             Mgmt          For                            For
       of the Board Management in respect of its Management
       during the 2007 FY

8.c    Grant discharge Mr. J. Pars as a Member of the            Mgmt          For                            For
       Board Management in respect of its Management
       during the 2007 FY

9.a    Grant discharge Mr. W. J. Kolff as a Member               Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.b    Grant discharge Mr. N.J. Westdijk as a Member             Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.c    Grant discharge Mr. P.M. Verboom as a Member              Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.d    Grant discharge Mr. J.B.J.M. Hunfeld as a Member          Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

10.    Explanation of the 2007 remuneration report               Non-Voting    No vote

11.    Adopt the remuneration of the Members of the              Mgmt          Abstain                        Against
       Board of Management

12.    Re-appointment a Member of the Supervisory Board          Mgmt          For                            For

13.    Any other business                                        Non-Voting    No vote

14.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VENTAS, INC.                                                                                Agenda Number:  932853713
--------------------------------------------------------------------------------------------------------------------------
        Security:  92276F100
    Meeting Type:  Annual
    Meeting Date:  19-May-2008
          Ticker:  VTR
            ISIN:  US92276F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEBRA A. CAFARO                                           Mgmt          For                            For
       DOUGLAS CROCKER II                                        Mgmt          For                            For
       RONALD G. GEARY                                           Mgmt          For                            For
       JAY M. GELLERT                                            Mgmt          For                            For
       ROBERT D. REED                                            Mgmt          For                            For
       SHELI Z. ROSENBERG                                        Mgmt          For                            For
       JAMES D. SHELTON                                          Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For

02     DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT            Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.

03     DIRECTOR'S PROPOSAL: TO APPROVE AN AMENDMENT              Mgmt          For                            For
       TO THE AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO ELIMINATE THE BOARD'S ABILITY
       TO GRANT WAIVERS FROM THE CONSTRUCTIVE OWNERSHIP
       LIMITATIONS IN ARTICLE X THEREOF RELATING TO
       VENTA'S STATUS AS A QUALIFIED REAL ESTATE INVESTMENT
       TRUST UNDER U.S. FEDERAL INCOME TAX LAW.




--------------------------------------------------------------------------------------------------------------------------
 VORNADO REALTY TRUST                                                                        Agenda Number:  932850313
--------------------------------------------------------------------------------------------------------------------------
        Security:  929042109
    Meeting Type:  Annual
    Meeting Date:  15-May-2008
          Ticker:  VNO
            ISIN:  US9290421091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANTHONY W. DEERING                                        Mgmt          For                            For
       MICHAEL LYNNE                                             Mgmt          For                            For
       ROBERT H. SMITH                                           Mgmt          For                            For
       RONALD G. TARGAN                                          Mgmt          For                            For

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING            Shr           For                            Against
       FOR TRUSTEES.




--------------------------------------------------------------------------------------------------------------------------
 WAREHOUSES DE PAUW SICAFI SCA, MEISE                                                        Agenda Number:  701336516
--------------------------------------------------------------------------------------------------------------------------
        Security:  B9774V120
    Meeting Type:  EGM
    Meeting Date:  31-Aug-2007
          Ticker:
            ISIN:  BE0003763779
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to acquire SA Willebroekse Beleggingsmaatschappij Mgmt          For                            For
       and SA De Polken

2.     Acquisition                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WAREHOUSES DE PAUW SICAFI SCA, MEISE                                                        Agenda Number:  701361090
--------------------------------------------------------------------------------------------------------------------------
        Security:  B9774V120
    Meeting Type:  EGM
    Meeting Date:  01-Oct-2007
          Ticker:
            ISIN:  BE0003763779
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 411098 DUE TO CHANGE IN MEETING DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve a silent merger by transfer of all assets         Mgmt          Abstain                        Against
       and liabilities of the NV Willebroekse Beleggingsmaatschappij and the NV De Polken to the Comm. VA WDP; the
       merger proposal was drawn up by private deed
       by the Directors of all the involved Companies
       on 05 JUL 2007, as specified

2.     Approve the merger of the whole assets of 'Willebroekse   Mgmt          For                            For
       Beleggingsmaatschappij' and 'De Polken'




--------------------------------------------------------------------------------------------------------------------------
 WAREHOUSES DE PAUW SICAFI SCA, MEISE                                                        Agenda Number:  701397196
--------------------------------------------------------------------------------------------------------------------------
        Security:  B9774V120
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2007
          Ticker:
            ISIN:  BE0003763779
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Approve the merger by absorption of Royvelden             Mgmt          Abstain                        Against
       by Warehouses De Pauw

A.2    Approve the merger by absorption of Royvelden             Mgmt          For                            For

B.1    Amend the Articles to comply with Law on Real             Mgmt          For                            For
       Estate Funds

B.2    Amend the Articles regarding abolition of bearer          Mgmt          For                            For
       shares

B.3    Approve to repurchase of own shares                       Mgmt          For                            For

B.4    Amend the Articles to comply with Law on Liquidations     Mgmt          For                            For

B.5    Authorize the notary to file required documents           Mgmt          For                            For
       at trade registry

B.6    Grant special authority to 'VGD Accountants               Mgmt          For                            For
       en Belastingsconsulenten' to execute required
       formalities

       PLEASE NOTE THAT THE MEETING HELD ON 29 NOV               Non-Voting    No vote
       2007 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
       AND THAT THE SECOND CONVOCATION WILL BE HELD
       ON 19 DEC 2007. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE 05 DEC 2007. IF YOU HAVE ALREADY SENT
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WERELDHAVE BELGIUM SICAFI, VILVOORDE                                                        Agenda Number:  701489747
--------------------------------------------------------------------------------------------------------------------------
        Security:  B98499104
    Meeting Type:  OGM
    Meeting Date:  09-Apr-2008
          Ticker:
            ISIN:  BE0003724383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Managing Director's report on the             Non-Voting    No vote
       annual accounts for the FYE 31 DEC 2007

2.     Receive the Auditors' report on the annual accounts       Non-Voting    No vote
       for the FYE 31 DEC 2007

3.     Approve and accept the financial statements               Mgmt          For                            For
       for the FYE 31 DEC 2007

4.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 3.80 per share

5.     Grant discharge to the Directors and the Auditors         Mgmt          For                            For

6.     Approve the Company's Corporate Governance Structure      Mgmt          Abstain                        Against

7.     Allow questions                                           Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701556459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to discuss the Company's financial statements     Non-Voting    No vote
       and reports for the YE 31 DEC 2007

2.     Approve the Company's remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. Frank P. Lowy AC, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

4.     Re-elect Mr. David H. Lowy AM, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. David M. Gonski AC, as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

6.     Appoint Prof. Judith Sloan, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

7.     Appoint Mr. John McFarlane, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

8.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and Article 10.9[a] of the Constitution of
       the Company, the maximum aggregate fees payable
       to Directors be increased by AUD 700,000 from
       AUD 1.8 million to AUD 2.5 million per annum



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Worldwide Realty Income Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/21/2008